                                     ANNUAL
                                     REPORT
                                October 31, 1997
                                 WARBURG PINCUS
                               FIXED INCOME FUND

                                       -
                                 WARBURG PINCUS
                            GLOBAL FIXED INCOME FUND

                                       -
                                 WARBURG PINCUS
                     INTERMEDIATE MATURITY GOVERNMENT FUND

                                       -
                                 WARBURG PINCUS
                      NEW YORK INTERMEDIATE MUNICIPAL FUND

   More complete information about the Funds, including charges and expenses and, where applicable, the special considerations and risks associated with international investing is provided in the Prospectus, which must precede or accompany this report and which should be read carefully before investing. You may obtain additional copies by calling 800-WARBURG (800-927-2874) or by writing to Warburg Pincus Funds, P.O. Box 9030, Boston, MA 02205-9030.

                                     [Logo]

From time to time, the Funds' investment adviser and co-administrator may waive some fees and/or reimburse some expenses, without which performance would be lower. Waivers and/or reimbursements are subject to change.

Returns are historical and include change in share price and reinvestment of dividends and capital gains. Past performance cannot guarantee future results. Returns and share price will fluctuate, and redemption value may be more or less than original cost.

The views of the Funds' management are as of the date of the letters and portfolio holdings described in this annual report are as of October 31, 1997; these views and portfolio holdings may have changed subsequent to these dates. Nothing in this annual report is a recommendation to purchase or sell securities.

WARBURG PINCUS FIXED INCOME FUND
ANNUAL INVESTMENT ADVISER'S REPORT -- OCTOBER 31, 1997
--------------------------------------------------------------------------------

Dear Shareholder:                                              December 18, 1997

   The  objective  of Warburg  Pincus  Fixed Income  Fund  (the 'Fund')  is high current income consistent with reasonable risk and, secondarily, capital appreciation. The Fund pursues its objective by investing in a diversified portfolio of fixed-income securities, including both corporate and U.S. government issues.

   For the 12 months ended October 31, 1997, the Fund had a total return of 9.78%, vs. a 7.50% gain for the Lehman Intermediate Government/Corporate Bond Index.

   The reporting period was a positive one for the domestic bond market, pockets of difficulty notwithstanding. Though interest rates fell over the November-through-October span, frequent reports of strength in the economy and fears that higher inflation would result made the decline a bumpy one. Speculation that the Federal Reserve, which raised interest rates in March, would continue a tighter monetary course put particular pressure on bonds, and the yield on the U.S. Treasury's 30-year bond climbed to 7.17% by mid-April. Evidence of an actual pickup in inflation failed to materialize, however, causing the Fed to leave rates unchanged over the remainder of the period. Bonds ultimately rallied, with the long bond's yield falling to 6.14% by the end of October.

   Given the above, management of interest-rate exposure played an important role in the performance of fixed-income funds over the period. Our strategy throughout was to avoid making interest-rate bets per se. Instead, we attempted to optimally position the Fund on the yield curve, given our outlook on the markets from a risk-vs.-reward perspective. Our efforts in this regard contributed positively to the Fund's performance. Most notably, we maintained a modestly longer-than-average duration (compared to that of the Fund's benchmark) over much of the second half of the period, which proved beneficial, given the bond market's rally.

   We also aimed to enhance the Fund's return through sector allocation. Treasuries accounted for the bulk of the Fund's assets during the period, as we continued to find them most attractive on a risk-reward basis. We also held a position in corporate bonds, a weighting we increased late in the period when their widening yield spreads over Treasuries created a number of buying opportunities (we saw particularly good values among A-rated bonds). The Fund's corporate issues had a positive impact on its performance, thanks in large part to the economy's continued good health.

WARBURG PINCUS FIXED INCOME FUND
ANNUAL INVESTMENT ADVISER'S REPORT -- OCTOBER 31, 1997 (CONT'D)
--------------------------------------------------------------------------------

   Elsewhere, we maintained a significant weighting in mortgage-backed securities. We identified a number of what we deemed to be good values in both government-agency and commercial mortgage-backed issues, and thus held sizable positions in both. These issues helped the Fund's return over the 12 months, as did the Fund's smaller positions in preferred securities and real-estate investment trusts.

Dale C. Christensen                         M. Anthony E. van Daalen
Co-Portfolio Manager                        Co-Portfolio Manager

WARBURG PINCUS FIXED INCOME FUND
ANNUAL INVESTMENT ADVISER'S REPORT (CONT'D)
--------------------------------------------------------------------------------

         GROWTH OF $10,000 INVESTED IN WARBURG PINCUS FIXED INCOME FUND
                     SINCE INCEPTION AS OF OCTOBER 31, 1997

   The graph below illustrates the hypothetical investment of $10,000 in Warburg Pincus Fixed Income Fund (the 'Fund') from August 17, 1987 (inception) to October 31, 1997, compared to the Lehman Intermediate Government/Corporate Bond Index ('LIGC')* for the same time period.


                              [PERFORMANCE GRAPH]

                          Fund (Common Shares)               LIGC
                          --------------------               ----
8-17-87                        10,000                       10,000
Sep-87                          9,865.38                     9,865.00
Oct-87                          9,776.10                    10,152.37
Nov-87                          9,989.00                    10,216.94
Dec-87                         10,116.53                    10,324.32
Jan-88                         10,463.24                    10,588.52
Feb-88                         10,628.93                    10,706.37
Mar-88                         10,632.49                    10,665.04
Apr-88                         10,633.41                    10,647.44
May-88                         10,604.46                    10,600.70
Jun-88                         10,784.31                    10,769.67
Jul-88                         10,798.14                    10,746.95
Aug-88                         10,779.71                    10,763.07
Sep-88                         10,922.50                    10,949.81
Oct-88                         11,014.66                    11,098.62
Nov-88                         10,972.79                    11,004.06
Dec-88                         10,991.59                    11,013.74
Jan-89                         11,147.25                    11,129.94
Feb-89                         11,144.67                    11,084.08
Mar-89                         11,119.59                    11,131.96
Apr-89                         11,298.05                    11,354.49
May-89                         11,507.40                    11,579.99
Jun-89                         11,758.94                    11,871.92
Jul-89                         11,895.26                    12,115.66
Aug-89                         11,825.87                    11,959.24
Sep-89                         11,817.06                    12,015.69
Oct-89                         11,872.06                    12,269.70
Nov-89                         11,921.97                    12,387.00
Dec-89                         12,002.93                    12,420.94
Jan-90                         11,857.97                    12,341.45
Feb-90                         11,789.54                    12,386.37
Mar-90                         11,886.57                    12,402.47
Apr-90                         11,897.56                    12,359.56
May-90                         12,098.50                    12,631.35
Jun-90                         12,282.21                    12,800.35
Jul-90                         12,490.45                    12,977.89
Aug-90                         12,277.55                    12,924.68
Sep-90                         12,188.91                    13,024.46
Oct-90                         11,976.61                    13,175.68
Nov-90                         12,188.23                    13,375.82
Dec-90                         12,356.47                    13,558.53
Jan-91                         12,550.14                    13,696.01
Feb-91                         12,692.48                    13,805.03
Mar-91                         12,772.88                    13,899.46
Apr-91                         12,935.49                    14,050.96
May-91                         13,031.93                    14,137.38
Jun-91                         13,071.18                    14,147.27
Jul-91                         13,226.75                    14,305.02
Aug-91                         13,510.71                    14,578.10
Sep-91                         13,763.71                    14,828.84
Oct-91                         13,902.22                    14,997.74
Nov-91                         14,011.37                    15,170.22
Dec-91                         14,438.62                    15,540.67
Jan-92                         14,286.00                    15,400.03
Feb-92                         14,318.70                    15,460.86
Mar-92                         14,264.93                    15,400.25
Apr-92                         14,417.38                    15,535.62
May-92                         14,648.13                    15,776.42
Jun-92                         14,847.78                    16,009.91
Jul-92                         15,215.67                    16,328.19
Aug-92                         15,339.05                    16,491.47
Sep-92                         15,539.43                    16,715.26
Oct-92                         15,331.28                    16,498.63
Nov-92                         15,263.08                    16,436.10
Dec-92                         15,406.05                    16,656.18
Jan-93                         15,753.84                    16,980.14
Feb-93                         16,060.42                    17,247.92
Mar-93                         16,195.74                    17,316.57
Apr-93                         16,345.13                    17,455.97
May-93                         16,340.73                    17,417.39
Jun-93                         16,586.35                    17,690.84
Jul-93                         16,640.51                    17,734.18
Aug-93                         16,868.91                    18,015.45
Sep-93                         16,972.61                    18,090.21
Oct-93                         17,114.54                    18,138.69
Nov-93                         17,037.09                    18,037.66
Dec-93                         17,136.58                    18,120.27
Jan-94                         17,397.46                    18,321.59
Feb-94                         17,257.84                    18,050.80
Mar-94                         16,964.18                    17,753.14
Apr-94                         16,779.62                    17,632.42
May-94                         16,734.80                    17,644.23
Jun-94                         16,739.82                    17,646.70
Jul-94                         16,935.16                    17,900.64
Aug-94                         17,060.48                    17,956.67
Sep-94                         16,954.43                    17,791.65
Oct-94                         17,011.37                    17,789.33
Nov-94                         16,949.66                    17,708.75
Dec-94                         17,021.73                    17,771.44
Jan-95                         17,158.56                    18,070.89
Feb-95                         17,455.58                    18,445.68
Mar-95                         17,402.51                    18,551.18
Apr-95                         17,669.32                    18,780.11
May-95                         18,268.98                    19,347.83
Jun-95                         18,414.20                    19,477.46
Jul-95                         18,485.74                    19,480.19
Aug-95                         18,739.40                    19,657.46
Sep-95                         18,938.30                    19,799.78
Oct-95                         19,153.02                    20,020.35
Nov-95                         19,318.47                    20,283.61
Dec-95                         19,596.60                    20,496.19
Jan-96                         19,785.46                    20,673.07
Feb-96                         19,603.99                    20,430.57
Mar-96                         19,515.12                    20,325.56
Apr-96                         19,415.60                    20,254.01
May-96                         19,504.91                    20,238.82
Jun-96                         19,618.04                    20,453.76
Jul-96                         19,683.69                    20,514.51
Aug-96                         19,778.52                    20,530.71
Sep-96                         20,092.45                    20,816.71
Oct-96                         20,454.11                    21,184.54
Nov-96                         20,812.82                    21,464.17
Dec-96                         20,802.41                    21,326.80
Jan-97                         20,929.39                    21,409.76
Feb-97                         21,081.97                    21,450.66
Mar-97                         20,913.02                    21,302.86
Apr-97                         21,102.30                    21,553.17
May-97                         21,311.06                    21,732.06
Jun-97                         21,564.23                    21,930.47
Jul-97                         22,103.07                    22,376.76
Aug-97                         21,948.35                    22,264.43
Sep-97                         22,257.82                    22,523.36
Oct-97                         22,455.92                    22,772.92

                                 Average Annual
                                  Total Returns
                                for periods ended
                                    10/31/97
                                 (Common Shares)

                                     1 YEAR
                                      9.78%

                                     5 YEAR
                                      7.93%

                                     10 YEAR
                                      8.67%

                                                                                FUND
                                                                                -----

1 Year Total Return (9/30/96-9/30/97)........................................   10.77%
5 Year Average Annual Total Return (9/30/92-9/30/97).........................    7.45%
10 Year Average Annual Total Return (9/30/87-9/30/97)........................    8.48%

------------
* The Lehman Intermediate Government/Corporate Bond Index is an unmanaged index (with no defined investment objective) of intermediate-term government and corporate bonds, and is calculated by Lehman Brothers Inc.

WARBURG PINCUS GLOBAL FIXED INCOME FUND
ANNUAL INVESTMENT ADVISER'S REPORT -- OCTOBER 31, 1997
--------------------------------------------------------------------------------

Dear Shareholder:                                              December 18, 1997

   The objective of Warburg Pincus Global Fixed Income Fund (the 'Fund') is maximum total return -- consistent with prudent management -- through a combination of interest income, currency gains and capital appreciation. The Fund seeks to achieve its objective by investing in fixed-income obligations of governmental and corporate issuers denominated in various currencies, including convertible debt securities and preferred stock.

   For the 12 months ended October 31, 1997, the Fund gained 5.76%, vs. gains of 10.33% for the Salomon Brothers World Government Bond Index (Currency-Hedged) and 5.33% for the Lipper World Income Funds Average.

   Supported by continued low inflation and declining interest rates, most foreign bond markets saw gains for the 12 months in local-currency terms (in dollar terms, these returns were less impressive, and in many cases negative, as the dollar strengthened vs. most currencies over the period). Many markets were volatile, however, and thus we maintained a cautious approach throughout. In general, we found the most attractive inflation-adjusted yields (and risk-adjusted total-return potential) among intermediate-term bonds.

   In terms of geographic allocation, European and dollar-bloc countries accounted for the bulk of the Fund during the period. In Europe, we focused on high-quality bonds from the continent's 'core' economies, most specifically Germany and Denmark. The Fund's European holdings contributed positively to its performance for the period, buoyed by modest economic growth and lower budget deficits across the region.

   Within dollar-bloc markets, we emphasized the U.S., where we favored intermediate-maturity Treasuries for their historically high inflation-adjusted yields. These securities had a positive impact on the Fund's return, thanks to continued subdued inflation and declining domestic interest rates over the period. We also found value in Canadian and Australian issues, which likewise helped the Fund's performance.

   Elsewhere, we maintained a significant weighting in Asian securities, where we held both convertible (including Thai and Malaysian issues) and conventional (mainly Indonesian) bonds. The region's currency turmoil during the latter part of the period hurt the Fund's performance, though since our holdings were all dollar-denominated, the impact of the devaluations was indirect, and the Fund was spared translation losses. Our longer-term outlook on

WARBURG PINCUS GLOBAL FIXED INCOME FUND
ANNUAL INVESTMENT ADVISER'S REPORT -- OCTOBER 31, 1997 (CONT'D)
--------------------------------------------------------------------------------
the Fund's Asian holdings remains positive. Indeed, we viewed the recent selloff as a buying opportunity, and selectively added to our position in the region.

   We had a modest position in Latin America, mostly dollar-denominated corporate issues of Brazilian banks. These contributed positively to the Fund's performance for the 12 months, their weakness late in the period notwithstanding (as with our Asian holdings, we used the pullback as a buying opportunity). In addition to offering what we view as attractive risk-adjusted yields, the Fund's Brazilian holdings include bonds carrying put options, which can help provide a cushion in down markets.

   We hedged the majority of the Fund's foreign-currency exposure during the period (as of October 31, 99% of the Fund was dollar-denominated or hedged into dollars). This proved beneficial to the Fund's return, given the dollar's continued rise vs. most currencies.

Laxmi C. Bhandari                           Dale C. Christensen
Co-Portfolio Manager                        Co-Portfolio Manager

WARBURG PINCUS GLOBAL FIXED INCOME FUND
ANNUAL INVESTMENT ADVISER'S REPORT (CONT'D)
--------------------------------------------------------------------------------

     GROWTH OF $10,000 INVESTED IN WARBURG PINCUS GLOBAL FIXED INCOME FUND
                     SINCE INCEPTION AS OF OCTOBER 31, 1997

   The graph below illustrates the hypothetical investment of $10,000 in Warburg Pincus Global Fixed Income Fund (the 'Fund') from November 1, 1990 (inception) to October 31, 1997, compared to the Salomon Brothers World Government Bond Index (Currency-Hedged) ('Salomon')* and the Lipper World Income Funds Average ('Lipper')** for the same time period.

                              [PERFORMANCE GRAPH]

Fund (Common Shares)            Salomon                 Lipper
10,000                          10,000                  10,000
10,765.6                        11,305.7                10,864.5
11,958                          12,448.5                11,648.5
13,956.9                        13,968.5                13,165.9
13,567.1                        13,496                  12,901.6
15,011.5                        15,634.5                14,120.9
16,716.2                        17,223.5                16,064.4
17,677.6                        19,003                  16,903.6

                                            Average Annual
                                            Total Returns
                                           for periods ended
                                              10/31/97
                                           (Common Shares)

                                               1 YEAR
                                               5.76%

                                               5 YEAR
                                               8.13%

                                            SINCE INCEPTION
                                              (11/01/90)
                                               8.47%

                                                                                 FUND
                                                                                 ----

1 Year Total Return (9/30/96-9/30/97).........................................   8.38%
5 Year Average Annual Total Return (9/30/92-9/30/97)..........................   7.89%
Average Annual Total Return Since Inception (11/01/90-9/30/97)................   8.77%

------------
 * The Salomon Brothers World Government Bond Index (Currency-Hedged) is a market capitalization-weighted index designed to track major government debt markets and is currency-hedged into U.S. dollars.

 ** The Lipper World Income Funds Average is an arithmetic average of all world income funds, tracked by Lipper Analytical Services, that invest in non-U.S. dollar and U.S. dollar debt instruments with unspecified maturities and durations, or other income-producing securities.

WARBURG PINCUS INTERMEDIATE MATURITY GOVERNMENT FUND
ANNUAL INVESTMENT ADVISER'S REPORT -- OCTOBER 31, 1997
--------------------------------------------------------------------------------

Dear Shareholder:                                              December 18, 1997

   The objective of Warburg Pincus Intermediate Maturity Government Fund (the 'Fund') is a high level of current income consistent with capital preservation. The Fund invests primarily in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities. Under normal market conditions, the Fund will maintain a weighted average portfolio maturity of between three and 10 years.

   For the 12 months ended October 31, 1997, the Fund had a total return of 6.99%, vs. a 7.33% return for the Lehman Intermediate Government Bond Index.

   The reporting period was ultimately a positive one for the U.S. bond market. Against a backdrop of continued subdued inflation, interest rates generally trended down for the 12 months, which had a favorable impact on bond prices. The market suffered several bouts of volatility, however, as reports of a growing economy and fears of a pickup in inflation periodically weighed on its performance. This was particularly the case in March and April, when inflationary concerns (along with fears that the Federal Reserve would raise interest rates) put downward pressure on bond prices, pushing the yield on the U.S. Treasury's 30-year bond above 7%. But inflation remained well-contained, and the Fed's March 25 rate hike proved to be its only such move during the 12 months. Bonds rallied over the remainder of the period, with the long bond's yield falling to 6.14% by October 31.

   Our strategy throughout was to view the Fund's interest-rate exposure from a risk-reward perspective. In practical terms, this meant extending the Fund's duration when inflation-adjusted yields were, in our view, attractive, and reducing duration when we believed market fundamentals were less favorable. We sought to keep a firm hand on risk, and thus attempted to err on the side of caution.

   In terms of sectors, we held the majority of the Fund's assets in Treasuries during the period, as we continued to find them most attractive on a risk-reward basis. Other areas in which we found good values included mortgage-backed securities, U.S.-agency issues and, to a lesser extent, asset-backed securities, specifically issues backed by Small Business Administration loans.

Dale C. Christensen                         M. Anthony E. van Daalen
Co-Portfolio Manager                        Co-Portfolio Manager

WARBURG PINCUS INTERMEDIATE MATURITY GOVERNMENT FUND
ANNUAL INVESTMENT ADVISER'S REPORT (CONT'D)
--------------------------------------------------------------------------------

 GROWTH OF $10,000 INVESTED IN WARBURG PINCUS INTERMEDIATE MATURITY GOVERNMENT
                  FUND SINCE INCEPTION AS OF OCTOBER 31, 1997

   The graph below illustrates the hypothetical investment of $10,000 in Warburg Pincus Intermediate Maturity Government Fund (the 'Fund') from August 22, 1988 (inception) to October 31, 1997, compared to the Lehman Intermediate Government Bond Index ('LIG')* for the same time period.

                                 [PERFORMANCE GRAPH]

Fund                            LIG
10,000                          10,000
10,250.2                        10,313
11,177.6                        11,385.8
11,970.5                        12,277.4
13,611.9                        13,912.5
15,020.1                        15,283.2
16,340.6                        16,690.8
16,049.6                        16,406.2
18,027.5                        18,341.4
18,958.1                        19,381.9
20,280.7                        20,802.4


                                            Average Annual
                                            Total Returns
                                           for periods ended
                                              10/31/97

                                               1 YEAR
                                               6.99%

                                               5 YEAR
                                               6.19%

                                            SINCE INCEPTION
                                              (8/22/88)
                                               8.19%








                                                                                 FUND
                                                                                 ----

1 Year Total Return (9/30/96-9/30/97).........................................   7.64%
5 Year Average Annual Total Return (9/30/92-9/30/97)..........................   5.59%
Average Annual Total Return Since Inception (8/22/88-9/30/97).................   8.13%

------------
* The Lehman Intermediate Government Bond Index is an unmanaged index (with no defined investment objective) of intermediate-term government bonds, and is calculated by Lehman Brothers Inc.

WARBURG PINCUS NEW YORK INTERMEDIATE MUNICIPAL FUND
ANNUAL INVESTMENT ADVISER'S REPORT -- OCTOBER 31, 1997
--------------------------------------------------------------------------------

Dear Shareholder:                                              December 18, 1997

   The objective of Warburg Pincus New York Intermediate Municipal Fund (the 'Fund') is maximum current interest income -- exempt from federal income tax and New York state and New York city personal income taxes -- to the extent consistent with prudent investment and the preservation of capital. A portion of the Fund's income may be subject to state and city taxes or the federal alternative minimum tax.

   For the 12 months ended October 31, 1997, the Fund had a total return of 5.83%, vs. gains of 6.36% for the Lehman 5-year Municipal Bond Index and 6.86% for the Lipper New York Intermediate Municipal Debt Funds Average.

   Like their taxable counterparts, municipal bonds benefited from declining interest rates over the November-through-October period. The market, though, saw frequent short-term setbacks, typically when news of continued economic strength fueled concerns that higher inflation would result. Ultimately, however, an actual pickup in inflation did not materialize, helping virtually all major domestic fixed-income indexes to post gains for the 12 months.

   Given the market's significant short-term volatility during the period, our management of the Fund's interest-rate exposure was generally cautious. That said, we did see a few opportunities to move somewhat further out on the yield curve. In early April, for example, we replaced several of the Fund's shorter-term (i.e., two- to three-year) maturities with longer ones. Specifically, we added bonds with maturities in the four- to eight-year range, where yields had risen to about 5%, a tax-equivalent rate of over 9% for New York investors in the highest federal, state and local tax brackets.

   In terms of credit quality, we placed the bulk of our emphasis on high-quality (AAA- and AA-rated) debt through the period. In our judgment, yield spreads between higher and lower-rated bonds generally remained too narrow to justify assuming the higher risk of the latter. We found exceptions, however, such as BBB-rated New York city general-obligation issues (these accounted for about 10% of the Fund as of October 31), which we considered to be attractively priced, given the city's vastly improved fiscal health. Of note, we selectively added to our weighting in A-rated bonds late in the period (i.e., October), when their yield spreads over higher-rated bonds began to widen to what we deemed to be compelling margins.

WARBURG PINCUS NEW YORK INTERMEDIATE MUNICIPAL FUND
ANNUAL INVESTMENT ADVISER'S REPORT -- OCTOBER 31, 1997 (CONT'D)
--------------------------------------------------------------------------------

   Regarding sector concentration, we made few significant changes to the Fund over the period. We remained generally well-diversified, finding the best values in education, general-obligation and infrastructure-related bonds, reflected by the Fund's relatively large weightings in these areas. Our underweightings included the hospital area, due to the potentially negative impact of ongoing industry-wide consolidation on credit ratings. We also largely avoided utility bonds, because of deregulation uncertainties.

   Looking ahead, our outlook on the New York municipal market remains, in general, positive, given near-term projections of relatively low issuance and the likelihood that demand for tax-exempt securities in the state will remain firm. Against this backdrop, we will continue to hold bonds that we deem to have the most attractive risk-adjusted after-tax yields.

Sharon B. Parente                           Dale C. Christensen
Co-Portfolio Manager                        Co-Portfolio Manager

WARBURG PINCUS NEW YORK INTERMEDIATE MUNICIPAL FUND
ANNUAL INVESTMENT ADVISER'S REPORT -- OCTOBER 31, 1997 (CONT'D)
--------------------------------------------------------------------------------

  GROWTH OF $10,000 INVESTED IN WARBURG PINCUS NEW YORK INTERMEDIATE MUNICIPAL
                  FUND SINCE INCEPTION AS OF OCTOBER 31, 1997

   The graph below illustrates the hypothetical investment of $10,000 in Warburg Pincus New York Intermediate Municipal Fund (the 'Fund') from April 1, 1987 (inception) to October 31, 1997, compared to the Lehman 5-year Municipal Bond Index ('LBMUNI')* and Lipper Intermediate Municipal Debt Funds Average ('LIPIMUNI')** for the same time period.


                              [PERFORMANCE GRAPH]

   Fund
(Common Shares)                 LIPIMUNI                LBMUNI
10,000                          10,000                  10,000
 9,687.35                        9,586.9                10,681.4
10,600.7                        10,648.8                11,357.9
11,121.8                        11,331.2                12,307.5
11,809.8                        12,065.9                13,646.1
12,923                          13,309.1                14,687.8
13,780.2                        14,304.4                16,129.2
15,389                          16,085                  16,043
15,395.4                        15,651                  17,697.7
16,674.1                        17,391.2                18,509.7
17,485.3                        18,136.5                19,687.7
18,503.4                        19,336.1

                                            Average Annual
                                            Total Returns
                                           for periods ended
                                              10/31/97
                                           (Common Shares)

                                               1 YEAR
                                               5.83%

                                               5 YEAR
                                               6.07%

                                               10 YEAR
                                               6.69%


                                                                                 FUND
                                                                                 ----

1 Year Total Return (9/30/96-9/30/97).........................................   6.05%
5 Year Average Annual Total Return (9/30/92-9/30/97)..........................   5.77%
10 Year Average Annual Total Return (9/30/87-9/30/97).........................   6.60%

------------
 * The Lehman 5-year Municipal Bond Index is an unmanaged index of municipal bonds that is compiled by Lehman Brothers Inc. and has no defined investment objective. The inception date of this index was 01/01/88. The Average Annual Total Return for the period 01/01/88-10/31/97 for the Fund was 6.48% and for the Lehman 5-year Municipal Bond Index was 7.16%.

** The Lipper Intermediate Municipal Debt Funds Average is an arithmetic average of intermediate municipal debt funds' rates of returns on a monthly basis. Lipper classifies intermediate municipal debt funds as those that invest in municipal debt issues with dollar-weighted average maturities of 5 to 10 years. The Lipper Average is unmanaged with no defined investment objective.

WARBURG PINCUS FIXED INCOME FUND
STATEMENT OF NET ASSETS
October 31, 1997
--------------------------------------------------------------------------------

                                                              RATINGS'D'
    PAR                                                      (MOODY'S/S&P)  MATURITY   RATE%       VALUE
-----------                                                  ------------   --------   ------   ------------
CORPORATE BONDS (32.9%)
$ 2,000,000   ABN-AMRO Bank NV New York Branch Subordinate
              Deposit Notes (Callable 08/01/04 at $100.00)   (Aa2, NR)      08/01/09   8.250    $  2,145,000
  1,250,000   Bank Plus Corp. Senior Notes (Callable
              11/15/05 at $110.00)                           (NR, NR)       07/18/07   12.000      1,403,125
    500,000   Belco Oil & Gas Corp. (Callable 09/15/02 at
              $104.44)                                       (B1, B)        09/15/07   8.875         500,000
  1,300,000   Burlington Northern Santa Fe Debentures
              (Putable 06/01/08 at $100.00)                  (Baa2, BBB)    06/01/36   7.290       1,381,250
  2,270,000   Conagra, Inc. Senior Notes (Putable 08/01/00)  (Baa1, BBB+)   08/01/27   6.700       2,312,562
  1,550,000   Connecticut Lighting & Power Series A Notes    (Ba1, BB+)     02/01/99   5.500       1,526,750
  5,000,000   Countrywide Home Loan Inc. Medium Term Notes   (A3, A)        10/08/02   6.380       5,025,000
  4,340,000   First Industrial LP (Putable 05/15/02 at
              $100.00)                                       (Baa2, BBB)    05/15/27   7.150       4,475,625
  5,930,000   First Union Corp. Subordinate Debentures
              (Putable 10/15/05 at $100.00)                  (A2, A-)       10/15/35   6.550       6,004,125
  1,000,000   Globalstar Capital Corp. Senior Notes
              (Callable 02/15/02)                            (B3, B)        02/15/04   11.375        995,000
  5,000,000   HSBC America Capital Trust (Callable 05/15/07
              at $104.19)                                    (A2, BBB+)     05/15/27   8.380       5,118,750
  5,500,000   J.C. Penney & Co., Inc. Debentures (Putable
              08/15/26 at $100.00)                           (A2, A)        08/15/26   6.900       5,720,000
  1,000,000   Kingdom of Thailand Yankee Notes               (Baa1, BBB)    08/15/01   7.840         941,250
  4,580,000   Korea Electric Power Debentures (Putable
              12/01/01 at $100.00)                           (A1, AA-)      12/01/26   6.000       4,465,500
  2,175,000   Export-Import Bank Korea Global Bond (Putable
              03/15/02 at $100.00)                           (A1, NR)       03/15/07   7.100       2,128,781
  1,000,000   Lenfest Communications, Inc. Senior Notes      (Ba3, BB+)     11/01/05   8.375       1,002,500
  1,500,000   Leucadia Capital Trust I (Callable 01/15/07
              at $104.28)                                    (Ba1, BBB)     01/15/27   8.650       1,612,500
  1,000,000   Local Financial Corp.                          (NR, NR)       09/08/04   11.000      1,052,500
  3,000,000   Lowe's Companies (Putable 05/15/07 at
              $100.00)                                       (A2, A)        05/15/37   7.110       3,168,750
  2,000,000   MBNA Capital I Series A (Callable 12/01/06 at
              $14.14)                                        (Baa3, BB+)    12/01/26   8.278       2,025,000
  1,000,000   Mego Mortgage Corp. Senior Notes#              (CAA1, NR)     12/01/01   12.500      1,012,500
    500,000   Mego Mortgage Corp. Senior Subordinate Notes#  (NR, NR)       12/01/01   12.500        507,500
  2,045,000   Merck & Company, Inc. Medium Term Note
              (Putable 05/03/99 at $100.00)                  (NR, AAA)      05/03/37   5.760       2,065,450
  1,955,000   Midland Bank PLC Yankee Subordinate Notes
              (Putable 05/01/07 at $100.00)                  (A3, A)        05/01/25   7.650       2,152,944
  1,000,000   Norfolk Southern Bonds (Putable 05/01/04 at
              $100.00)                                       (Baa1, BBB+)   05/01/37   7.050       1,051,250
  1,250,000   Paging Network, Inc. Senior Subordinate Notes
              (Callable 08/01/00 at $105.06)                 (B2, B)        08/01/07   10.125      1,281,250
  1,000,000   Peregrine Private Investment Finance           (NR, NR)       12/01/00   4.500         765,000
  3,250,000   Philip Morris Companies, Inc. Notes            (A2, A)        07/15/05   7.000       3,302,812
  2,750,000   Philips Electronics NV Notes (Putable
              06/01/06 at $100.00)                           (A3, BBB+)     06/01/26   7.200       2,877,187
  1,000,000   Resource America, Inc. (Callable 08/01/02 at
              $106.00)                                       (Caa1, NR)     08/01/04   12.000      1,047,500
  1,000,000   Riggs Capital Trust II Preferred Securities
              Series C (Callable 03/15/07 at $104.44)        (Baa3, BB-)    03/15/27   8.875       1,070,000
  3,990,000   Rohr Industries Subordinated Debenture
              (Callable 11/30/97 at $104.63)                 (B2, B)        03/01/17   9.250       4,139,625
  1,560,000   Rose Hills Acquisition Senior Subordinate
              Notes (Callable 11/15/00 at $100.00)           (B2, B)        11/15/04   9.500       1,638,000
  5,175,000   Smith Barney Holdings, Inc. Note               (A2, A)        10/01/04   6.375       5,155,594
  1,000,000   State Street Boston Corp. Debentures (Putable
              at 06/15/06)                                   (A1, AA-)      06/15/26   7.350       1,096,250
  1,000,000   TIG Capital Trust I Debentures (Callable
              01/15/07 at $100.00)                           (Baa2, A-)     01/15/27   8.597       1,087,500
  3,200,000   Times Mirror Co. Notes (Putable 09/15/04 at
              $100.00)                                       (A2, A+)       09/15/27   6.610       3,272,000
  2,000,000   U.S. West Capital Funding Guaranteed (Putable
              01/15/04 at $100.00)                           (Baa1, BBB+)   01/15/37   6.950       2,060,000
                                                                                                ------------
TOTAL CORPORATE BONDS (Cost $87,052,477)                                                          88,586,330
                                                                                                ------------

                See Accompanying Notes to Financial Statements.
                                       12

WARBURG PINCUS FIXED INCOME FUND
STATEMENT OF NET ASSETS (CONT'D)
October 31, 1997
--------------------------------------------------------------------------------

                                                              RATINGS'D'
    PAR                                                      (MOODY'S/S&P)  MATURITY   RATE%       VALUE
-----------                                                  ------------   --------   ------   ------------
MORTGAGE-BACKED SECURITIES (16.5%)
$ 2,350,000   Asset Securitization Corp. (Nomura Asset
              Securities Corp.) Series 1996-D2, Class A2 +   (NR, AA)       02/14/29   7.330    $  2,470,805
    339,288   Bankers Trust Co. Pass-Through CTFS Series
              1988-1, Class 1D                               (NR, AAA)      04/01/18   8.625         349,485
    445,943   Donaldson, Lufkin, & Jenrette, Inc.
              Acceptance Trust Series 1989-1, Class F        (Aaa, AAA)     08/01/19   11.000        480,499
  3,000,000   EQI Financing Partnership LP Class B           (Aaa, AAA)     12/20/15   7.370       3,113,437
    234,436   Federal Home Loan Mortgage Corp.               (Aaa, AAA)     10/01/01   8.750         240,640
  2,257,283   Federal Home Loan Mortgage Corp. Series-1589,
              Class Z                                        (Aaa, AAA)     09/15/23   6.250       1,977,077
  1,448,856   Federal Mortgage Assistance Corp. Loan
              Receivables Trust                              (NR, NR)       11/15/18   6.688       1,454,289
  4,920,000   Federal National Mortgage Association
              Guaranteed REMIC Trust Series1997-51, Class
              KB                                             (Aaa, AAA)     03/20/08   7.000       5,010,693
  1,000,000   First Street NB Commercial Mortgage
              Pass-Through CTFS Series FSI, Class B          (NR, NR)       10/20/23   7.607       1,010,900
  1,500,000   General Motors Acceptance Corp. CMO 96C-2B     (A, NR)        10/15/11   7.530       1,568,437
  5,000,000   Morgan Stanley Mortgage Trust Series 40,
              Class 8                                        (NR, AAA)      07/20/21   7.000       5,095,280
  4,000,000   Nomura Asset Securities Corp. Series 1993-1,
              Class B1                                       (NR, A)        12/15/01   6.680       4,021,875
  1,287,871   Nomura Asset Securities Corp. Series 1994-4B,
              Class 4A                                       (Aaa, AAA)     09/25/24   8.300       1,331,739
  7,450,661   Residential Funding Mortgage Securities I
              Series 96-S2, Class A1                         (NR, AAA)      01/25/11   6.750       7,479,960
  4,000,000   Resolution Trust Corp. 1994-C1, Class B        (NR, AA)       06/25/26   8.000       4,096,562
  1,731,667   Resolution Trust Corp. Pass-Through CTFS
              Series-95 C1, Class A-2C                       (Aaa, NR)      02/25/27   6.900       1,737,214
    881,790   Security Pacific Corp. Home Equity Loan
              Series 1991-1, Class B                         (Aaa, AAA)     05/15/98   8.850         893,974
  2,000,000   Shurgard Pass-Through CTFS Trust (Nomura
              Asset Securities Corp.) Series 1, Class 1      (NR, NR)       06/15/04   8.240       2,110,312
                                                                                                ------------
TOTAL MORTGAGE-BACKED SECURITIES (Cost $43,054,030)                                               44,443,178
                                                                                                ------------
UNITED STATES TREASURY OBLIGATIONS (39.9%)
 42,150,000   U.S. Treasury Note                             (Aaa, AAA)     07/15/98   8.250      42,941,156
 12,960,000   U.S. Treasury Note                             (Aaa, AAA)     05/15/01   8.000      13,880,030
 27,702,000   U.S. Treasury Note                             (Aaa, AAA)     02/15/05   7.500      30,309,035
  4,800,000   U.S. Treasury Note                             (Aaa, AAA)     08/15/02   6.375       4,919,328
 17,000,000   U.S. Treasury Principal Strip                  (Aaa, AAA)     08/15/99   5.870 ##   15,399,960
                                                                                                ------------
TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $106,471,875)                                     107,449,509
                                                                                                ------------
AGENCY OBLIGATION (0.5%)
  1,475,165   Small Business Administration
              Guaranteed-Development Participation
              Certificate Debenture Series 1992-20D
              (Callable 04/01/97 at $100.00) (Cost
              $1,475,165)                                    (NR, NR)       04/01/12   8.200       1,578,427
                                                                                                ------------

                See Accompanying Notes to Financial Statements.
                                       13

WARBURG PINCUS FIXED INCOME FUND
STATEMENT OF NET ASSETS (CONT'D)
October 31, 1997
--------------------------------------------------------------------------------

  NUMBER
 OF SHARES                                                                             RATE%       VALUE
-----------                                                                            ------   ------------
PREFERRED STOCK (7.0%)
Banks & Savings & Loans (2.0%)
     36,800   Banco Totta & Acores Financial Corp. Series A
              (Callable 10/11/06 at $25.00)                                            8.875    $    947,600
      1,000   BankUnited Capital Trust Series B (Callable
              12/31/06 at $105.125)                                                    10.250      1,035,000
     40,000   California Federal Preferred Capital Corp.
              Series A (Callable 12/31/02 at $26.14)                                   9.125       1,062,500
     50,000   Credit Lyonnaise Capital SCA Series DTC ADR
              (Callable 07/12/03 at $25.00)                                            9.500       1,350,000
     35,000   National Australia Bank. Ltd. (Convertible)                              7.875         973,438
                                                                                                ------------
                                                                                                   5,368,538
                                                                                                ------------
Communications & Media (1.2%)
      5,263   American Radio Systems Series B (Callable
              01/15/02 at $105.69)                                                     11.375        626,297
      2,317   Time Warner, Inc. Series M (Callable 07/01/06
              at $1,051.30)                                                            10.250      2,670,343
                                                                                                ------------
                                                                                                   3,296,640
                                                                                                ------------
Financial Services (0.6%)
     64,800   MEPC International Capital Series A (Callable
              09/21/05 at $25.00)                                                      9.125       1,713,150
                                                                                                ------------
Real Estate (3.2%)
     20,000   Crown American Realty Trust Class A REIT
              (Callable 07/31/07 at $52.50)                                            11.000      1,085,000
     72,000   Equity Residential Properties Series D REIT                              8.600       1,881,000
     58,200   Loewen Group Capital Series A REIT                                       9.450       1,553,213
     76,650   Prime Retail, Inc. Series B (Convertible)
              REIT (Callable 03/31/99 at $27.125)                                      8.500       1,880,320
     26,250   Security Capital Industrial Trust Series C
              REIT (Callable 11/13/26 at $50.00)                                       8.540       1,384,688
     30,000   Walden Residential Properties, Inc. REIT
              (Callable 12/31/06 at $25.00)                                            9.200         768,750
                                                                                                ------------
                                                                                                   8,552,971
                                                                                                ------------
TOTAL PREFERRED STOCK (Cost $17,811,229)                                                          18,931,299
                                                                                                ------------
WARRANTS (0.1%)
Real Estate (0.1%)
     80,000   Walden Residential Properties, Inc. REIT
              (Warrant entitles holder to purchase .333
              shares of common stock at $26.875, expires
              01/01/02)                                                                              105,000
                                                                                                ------------
Telecommunications & Equipment (0.0%)
      1,000   Globalstar Telecommunications, Ltd. (Warrants
              entitle holder to pruchase 4.129 shares of
              common stock at $38.7875, expires 02/15/04)                                            100,000
                                                                                                ------------
TOTAL WARRANTS (Cost $101,800)                                                                       205,000
                                                                                                ------------

                See Accompanying Notes to Financial Statements.
                                       14

WARBURG PINCUS FIXED INCOME FUND
STATEMENT OF NET ASSETS (CONT'D)
October 31, 1997
--------------------------------------------------------------------------------

    PAR                                                                                            VALUE
-----------                                                                                     ------------
SHORT-TERM INVESTMENTS (1.8%)
$ 4,842,000   Repurchase agreement with Goldman Sachs & Co.
              dated 10/31/97 at 5.65% to be repurchased at
              $4,844,280 on 11/03/97. (Collateralized by a
              pro rata amount of U.S. Treasury Notes
              ranging in par values from
              $830,000-$50,000,000, 5.125%-8.50%,
              01/15/04-11/15/04. Market value of collateral
              is $4,941,908.) (Cost $4,842,000)                                                 $  4,842,000
                                                                                                ------------
TOTAL INVESTMENTS AT VALUE (98.7%) (Cost $260,808,576*)                                          266,035,743

OTHER ASSETS IN EXCESS OF LIABILITIES (1.3%)                                                       3,379,498
                                                                                                ------------

NET ASSETS (100.0%) (applicable to 25,447,379 Common Shares and 380,042
 Advisor Shares)                                                                                $269,415,241
                                                                                                ------------
                                                                                                ------------

NET ASSET VALUE, offering and redemption price per Common Share
 ($265,452,567[div]25,447,379)                                                                        $10.43
                                                                                                      ------
                                                                                                      ------

NET ASSET VALUE, offering and redemption price per Advisor Share
 ($3,962,674[div]380,042)                                                                             $10.43
                                                                                                      ------
                                                                                                      ------

                            INVESTMENT ABBREVIATIONS

      ADR = American Depository Receipt
      CMO = Collateralized Mortgage Obligation
     CTFS = Certificates
       LP = Limited Partnership
       NR = Not Rated
     REIT = Real Estate Investment Trust
    REMIC = Real Estate Mortgage Investment Conduit

--------------------------------------------------------------------------------
  + On instruments with variable rates, the interest rate shown reflects the current rate as of October 31, 1997.
'D' Credit ratings given by Moody's Investors Service, Inc. and Standard & Poor's Ratings Group are unaudited.
  #  Not readily marketable security.
 ##  Rate shown refects yield to maturity on date of purchase.
  *  Cost for federal income tax purposes is $260,884,637.

                See Accompanying Notes to Financial Statements.

WARBURG PINCUS GLOBAL FIXED INCOME FUND
STATEMENT OF NET ASSETS
October 31, 1997
--------------------------------------------------------------------------------

                                                         RATINGS'D'
   PAR+                                                  (MOODY'S/S&P) MATURITY   RATE%       VALUE
----------                                               -----------   --------   ------   ------------
BONDS (74.9%)
Argentina (1.4%)
 2,000,000   Compania Internacional de
             Telecomunicaciones SA Series A              (NR,BB)       08/01/04    8.850   $  1,840,000
 1,000,000   Province of Mendoza                         (Ba1, BB-)    09/04/07   10.000        952,500
                                                                                           ------------
                                                                                              2,792,500
                                                                                           ------------
Australia (2.4%)
 1,000,000   BMW Australia Finance                       (A1, NR)      07/09/01    9.000        771,432
 2,000,000   Societe Generale Australia                  (AA2, AA-)    06/19/00    9.250      1,526,161
 3,000,000   State Bank of New South Wales               (Aaa, AAA)    02/26/01   12.250      2,509,462
                                                                                           ------------
                                                                                              4,807,055
                                                                                           ------------
Bermuda (2.4%)
 5,000,000(A) Bacardi-Martini Finance BV                 (A, A)        07/23/98    5.750      4,986,035
                                                                                           ------------
Brazil (7.0%)
 1,000,000(A) Banco Bandeirantes SA Step Up Coupon
             (Callable and Putable 12/12/99 at $100.00)  (B1, BB - )   12/12/04   10.000        965,000
 2,000,000(A) Banco Boavista SA Nassau                   (B, B)        09/20/00   10.000      1,850,000
 1,500,000(A) Banco Bozano, Simonsen (Callable and
             putable 03/20/02 at $100.00)                (B1, NR)      03/20/05    9.125      1,402,500
 1,000,000(A) Banco Braseg AG                            (B1, NR)      12/07/97   11.250      1,001,250
 1,000,000(A) Banco Itamarati SA#                        (B1, NR)      11/23/97   11.625      1,000,000
 1,500,000(A) Brazil Realty (Callable and Putable
             07/22/02 at $99.75)                         (BB, BB)      07/22/05   10.050      1,425,000
 1,000,000(A) Comp Paranaense de Energia (Callable
             05/02/02 at $99.722) (Putable 05/02/02 at
             $99.099)                                    (BB, BB)      05/02/05    9.750      1,000,000
 1,000,000(A) Parmalat Brazil#                           (BB, BB)      05/14/98    8.500      1,000,000
 1,500,000(A) Petroquimica do Nordeste (Callable and
             putable 08/25/02 at $98.40)                 (BB, BB)      06/25/07    9.000      1,380,000
 1,000,000(A) Rocal, Ltd.                                (B, B)        08/03/98   10.250      1,000,000
 2,500,000(A) Sharp do Brasil (Callable and Putable
             10/30/00 at $99.324)                        (BB, BB)      10/30/05    9.625      2,362,500
                                                                                           ------------
                                                                                             14,386,250
                                                                                           ------------
Canada (3.6%)
10,000,000   Canadian Government                         (Aa1, AAA)    08/01/99    6.500      7,344,331
                                                                                           ------------
Cayman Islands (1.8%)
   450,000(A) Ayala Corp. International Finance (Zero
             Coupon) (Convertible)                       (BBB, BBB)    12/08/00     8.28##      342,639
 1,000,000(A) Ayala Corp. International Finance
             (Convertible)                               (BBB, BBB)    07/30/02    0.500        930,000
 2,000,000(A) APP Global Finance FRN                     (B3, NR)      04/17/02   10.093      1,800,000
 1,000,000(A) JG Summit (Cayman), Ltd. (Convertible)
             (Callable 12/23/96 at $100.00)              (BB, BB)      12/23/03    3.500        625,000
                                                                                           ------------
                                                                                              3,697,639
                                                                                           ------------

                See Accompanying Notes to Financial Statements.
                                       16

WARBURG PINCUS GLOBAL FIXED INCOME FUND
STATEMENT OF NET ASSETS (CONT'D)
October 31, 1997
--------------------------------------------------------------------------------

                                                         RATINGS'D'
   PAR+                                                  (MOODY'S/S&P) MATURITY   RATE%       VALUE
----------                                               -----------   --------   ------   ------------
BONDS (cont'd)
China (0.9%)
 1,000,000(A) Guangdong Enterprises                      (Baa3, BB)    05/22/07    8.875   $    953,750
   950,000(A) Shanghai Investment Holdings, Ltd.
             (Convertible) (Callable 06/12/99 at
             $100.00))                                   (BBB, BBB)    06/12/02    1.000        914,375
                                                                                           ------------
                                                                                              1,868,125
                                                                                           ------------
Denmark (4.3%)
50,000,000   Kingdom of Denmark                          (Aaa, AAA)    11/15/07    7.000      8,089,703
 3,988,000   Nykredit                                    (Aa3, NR)     10/01/22   11.000        660,424
                                                                                           ------------
                                                                                              8,750,127
                                                                                           ------------
France (1.1%)
 1,000,000(D) Banque National de Paris                   (Aa3, A+)     08/13/02    9.000        784,179
 1,000,000(D) Credit Local de France                     (Aa1, AA+)    07/23/01    8.750        768,355
 1,100,000(B) Electricite de France                      (Aaa, AAA)    07/20/98    5.375        644,101
                                                                                           ------------
                                                                                              2,196,635
                                                                                           ------------
Germany (20.1%)
 6,000,000   Deutsche Genoss Bank FRN                    (A, A)        05/24/04    3.368      3,379,326
 6,500,000   DSL Finance NV                              (Aaa, NR)     02/21/06    6.000      3,834,280
28,500,000   German Government                           (Aaa, AAA)    10/14/05    6.500     17,568,584
 4,300,000   German Government                           (Aaa, AAA)    06/20/16    6.000      2,484,422
 5,000,000   Land Hessen Step Up Coupon (Putable
             11/29/03 at 100.00 DMK)                     (Aaa, AAA)    11/29/13    6.000      2,987,130
 7,000,000   Landesbank Rheinland Finance                (Aa1, AA+)    04/20/05    7.250      4,423,445
 9,500,000   Treuhandanstalt                             (Aaa, AAA)    09/09/04    7.500      6,164,618
                                                                                           ------------
                                                                                             40,841,805
                                                                                           ------------
Ghana (0.4%)
 1,000,000(A) Ashanti Capital, Ltd. (Convertible)        (B, B)        03/15/03    5.500        855,000
                                                                                           ------------
Hong Kong (1.5%)
 2,000,000(A) Hong Kong Chinese Bank FRN (Callable
             09/29/97 at $100.00)#                       (Baa3, BBB-)  03/27/07    7.250      1,940,000
 1,500,000(A) Peregrine Investment Holdings
             (Convertible) (Callable 02/02/97 at
             $100.00)                                    (BBB, BBB)    12/01/00    4.500      1,147,500
                                                                                           ------------
                                                                                              3,087,500
                                                                                           ------------

                See Accompanying Notes to Financial Statements.
                                       17

WARBURG PINCUS GLOBAL FIXED INCOME FUND
STATEMENT OF NET ASSETS (CONT'D)
October 31, 1997
--------------------------------------------------------------------------------

                                                         RATINGS'D'
   PAR+                                                  (MOODY'S/S&P) MATURITY   RATE%       VALUE
----------                                               -----------   --------   ------   ------------
BONDS (cont'd)
Indonesia (3.4%)
 1,750,000(A) Bank Negara                                (Baa3, BBB-)  02/15/07    7.625   $  1,476,562
   500,000(A) Daya Guna Samudera International Finance
             Co. BV (Callable 06/01/02 at $105.00)       (Ba2, BB+)    06/01/07   10.000        480,000
 1,500,000(A) FSW International Finance BV (Callable
             11/01/01 at $106.25)                        (B1, NR)      11/01/06   12.500      1,410,000
    50,000(A) Indah Kiat International Finance Co.
             (Callable 06/15/01 at $106.25)              (Ba2, BB)     06/15/06   12.500         52,125
 2,000,000(A) Polymax (Convertible) (Putable 02/27/01 at
             $125.10)                                    (BBB, BBB)    02/27/06    2.000      1,660,000
 2,000,000(A) Polysindo                                  (Ba2, BB)     10/23/98    9.500      1,820,000
                                                                                           ------------
                                                                                              6,898,687
                                                                                           ------------
Japan (2.5%)
 5,000,000(A) Fuji Bank Ltd. FRN (Callable 08/08/02 at
             $100.00)                                    (A3,NR)       08/29/49    6.643      4,925,000
                                                                                           ------------
Korea (7.1%)
 2,000,000(A) Artec FRN (Callable and Putable 06/07/98
             at $100.00)                                 (BBB, BBB)    06/07/00    6.664      1,990,000
 1,625,000(A) Export-Import Bank Korea                   (A1, A+)      06/25/01    7.250      1,565,687
 2,400,000(A) Korean Development Bank                    (A1, A+)      03/15/01    9.500      2,505,000
 2,600,000(A) Korean Development Bank                    (A1, A+)      03/30/01    9.500      2,717,000
 4,000,000(A) Korean Electric Power                      (A1, A+)      12/01/03    6.375      3,755,000
 2,000,000(A) South Korea Telecom                        (A1, A+)      04/29/04    7.750      1,997,500
                                                                                           ------------
                                                                                             14,530,187
                                                                                           ------------
Lebanon (0.7%)
 1,500,000(A) Lebanese Republic                          (A, A)        07/02/07    7.500      1,357,500
                                                                                           ------------
Malaysia (0.4%)
 1,000,000(A) Rashid Hussain (Convertible) (Callable
             06/30/00 at $100) (Putable 06/30/00 at
             $132.59)                                    (BBB, BBB)    06/30/07    1.500        812,500
                                                                                           ------------
Mexico (1.4%)
 3,000,000(A) United Mexican States FRN (Callable
             06/27/00 at $100.00)                        (Ba2, BB)     06/27/02    6.976      2,880,000
                                                                                           ------------
Moldova (0.1%)
   150,000(A) Republic of Moldova                        (Ba2, NA)     06/13/02    9.875        145,875
                                                                                           ------------
Netherlands (4.0%)
 3,000,000(B) ABN-AMRO Holdings NV                       (Aa2, NR)     04/15/98    6.125      1,756,429
11,000,000   Netherlands Government                      (Aaa, AAA)    01/15/01    9.000      6,348,982
                                                                                           ------------
                                                                                              8,105,411
                                                                                           ------------
Philippines (0.6%)
   500,000(A) Filinvest Development Corp. (Convertible)
             (Callable 05/15/01 at $100.00) (Putable
             11/15/01 at $133.27)                        (BB, BB)      05/15/06    2.500        397,500
 1,000,000(A) Filinvest Capital (Convertible)#           (BB, BB)      02/01/02    3.750        795,000
                                                                                           ------------
                                                                                              1,192,500
                                                                                           ------------

                See Accompanying Notes to Financial Statements.
                                       18

WARBURG PINCUS GLOBAL FIXED INCOME FUND
STATEMENT OF NET ASSETS (CONT'D)
October 31, 1997
--------------------------------------------------------------------------------

                                                         RATINGS'D'
   PAR+                                                  (MOODY'S/S&P) MATURITY   RATE%       VALUE
----------                                               -----------   --------   ------   ------------
BONDS (cont'd)
South Africa (1.5%)
 3,000,000(A) South African Government                   (Baa3, BB+)   06/23/17    8.500   $  3,063,750
                                                                                           ------------
SupraNational (1.4%)
 5,000,000(B) International Bank For Reconstruction and
             Development                                 (Aaa, AAA)    10/13/99    7.250      3,045,684
                                                                                           ------------
Thailand (3.2%)
   900,000(A) Finance One PLC (Convertible)**            (D, D)        08/31/01    2.000        135,000
   500,000(A) Hemaraj Land Development (Convertible)
             (Callable and Putable 09/09/98 at $116.50)  (B, B)        09/09/03    3.500        411,250
 1,400,000(A) Industrial Finance Corp. of Thailand
             (Putable 08/04/02 at $100.00)               (Baa2, BBB)   08/04/07    7.500      1,286,250
   500,000(A) Property Perfect Public Co., Ltd.
             (Convertible)(Callable 03/28/99 at
             $100.00) (Matures At $128.00)**             (D, D)        03/28/01    3.250         92,500
 2,000,000(A) Siam Commercial Bank                       (Baa1, BB+)   03/15/06    7.500      1,807,500
   800,000(A) Siam Sindhorn BIV, Ltd. (Convertible)#     (B, B)        07/31/00    2.000        304,000
 2,000,000(A) Thailand Kingdom                           (Baa1, BBB)   08/01/99    8.700      1,970,000
   500,000(A) United Communication Industry Public Co.,
             Ltd. (Convertible) (Callable 04/04/99 at
             $100) (Putable 04/04/01 at $126.33)         (B, B)        04/04/06    2.750        412,500
                                                                                           ------------
                                                                                              6,419,000
                                                                                           ------------
United Kingdom (1.7%)
                                                         (Aa2,
 2,000,000(C) North American Capital Corp.               AA - )        11/17/03    8.250      3,466,548
                                                                                           ------------
TOTAL BONDS (Cost $159,677,554)                                                             152,455,644
                                                                                           ------------

NUMBER OF
  SHARES
----------
PREFERRED STOCK (0.9%)
France (0.7%)
    50,000   Credit Lyonnaise Capital SCA Series DTC
             ADR (Callable 07/12/03 at $25.00)                                     9.500      1,350,000
                                                                                           ------------
U.S. (0.2%)
    15,000   WBK Strypes Trust (Convertible)                                      10.000        465,000
                                                                                           ------------
TOTAL PREFERRED STOCK (Cost $1,516,900)                                                       1,815,000
                                                                                           ------------
RIGHTS & WARRANTS (0.0%)
Thailand (0.0%)
    21,520   Land and House Public Co., Ltd. Warrants,
             07/23/00
             (Cost $0)                                                                                0
                                                                                           ------------

                See Accompanying Notes to Financial Statements.
                                       19

WARBURG PINCUS GLOBAL FIXED INCOME FUND
STATEMENT OF NET ASSETS (CONT'D)
October 31, 1997
--------------------------------------------------------------------------------

   PAR                                                                 MATURITY   RATE%       VALUE
----------                                                             --------   ------   ------------
SHORT-TERM INVESTMENTS (22.3%)
CERTIFICATES OF DEPOSIT (2.5%)
 5,000,000   HSBC Yankee CD (Cost $4,999,903)                          11/10/97    5.590   $  4,999,903
                                                                                           ------------
TIME DEPOSITS (14.7%)
15,000,000   Bank of Montreal                                          11/03/97    5.687     15,000,000
15,000,000   C.I.B.C. Holdings, Inc.                                   11/06/97    5.550     15,000,000
                                                                                           ------------
TOTAL TIME DEPOSITS (Cost $30,000,000)                                                       30,000,000
                                                                                           ------------
REPURCHASE AGREEMENT (5.1%)
10,450,000   Repurchase agreement with Goldman, Sachs &
             Co. dated 10/31/97 at 5.65% to be
             repurchased at $10,454,920 on 11/03/97.
             (Collateralized by a pro rata amount of
             U.S. Treasury Notes ranging in par value
             from $830,000 - $50,000,000,
             5.125% - 8.50%, 01/15/98 - 11/15/04.
             Market value of collateral is
             $10,665,622.) (Cost $10,450,000)                          11/03/97    5.650     10,450,000
                                                                                           ------------
TOTAL SHORT-TERM INVESTMENTS (Cost $45,449,903)                                              45,449,903
                                                                                           ------------
TOTAL INVESTMENTS AT VALUE (98.1%) (Cost $206,644,357)                                      199,720,547
OTHER ASSETS IN EXCESS OF LIABILITIES (1.9%)                                                  3,945,010
                                                                                           ------------
NET ASSETS (100.0%) (applicable to 17,848,386 Common
Shares and 820,054 Advisor Shares)                                                         $203,665,557
                                                                                           ------------
                                                                                           ------------
NET ASSET VALUE, offering and redemption price per
Common Share ($194,730,512[div]17,848,386)                                                       $10.91
                                                                                                 ------
                                                                                                 ------
NET ASSET VALUE, offering and redemption price per
Common Share ($8,935,045[div]820,054)                                                            $10.90
                                                                                                 ------
                                                                                                 ------

                            INVESTMENT ABBREVIATIONS

      ADR = American Depository Receipt
      DMK = German Marks
      FRN = Floating Rate Note
       NA = Not Available
       NR = Not Rated

--------------------------------------------------------------------------------
'D' Credit  ratings given  by Moody's  Investors Service,  Inc. and  Standard &
    Poor's Ratings Group are unaudited.
  * Also cost for federal income tax purposes
 ** Security is in default.
  # Not readily marketable security.
 ## Rate shown reflects yield to maturity on date of purchase.
  + Unless otherwise  indicated  below, all  securities  are denominated in the currency of the issuers' country of origin.
 ++ Interest  rate shown reflects current rate  on instrument with variable rate or step coupon rate.
(A) Denominated in U.S. Dollars.
(B) Denominated in German Marks.
(C) Denominated in British Pounds.
(D) Denominated in Australian Dollars.

                See Accompanying Notes to Financial Statements.
                                       20

WARBURG PINCUS INTERMEDIATE MATURITY GOVERNMENT FUND
STATEMENT OF NET ASSETS
October 31, 1997
--------------------------------------------------------------------------------

                                                              RATINGS'D'
    PAR                                                      (MOODY'S/S&P)   MATURITY   RATE%       VALUE
-----------                                                  -------------   --------   ------   -----------
AGENCY OBLIGATIONS (6.8%)
Small Business Administration (3.6%)
$   763,054   Small Business Administration Guaranteed
              Development
              Participation Certificate Series 1992-10B        (Aaa, AAA)    04/01/02   7.450    $   776,407
    946,950   Small Business Administration Guaranteed
              Development
              Participation Certificate Series 1992-10C        (Aaa, AAA)    07/01/02   6.600        959,970
                                                                                                 -----------
                                                                                                   1,736,377
                                                                                                 -----------
Other (3.2%)
  1,500,000   Private Export Funding Corp. Secured Notes
              Series BB                                        (Aaa, AAA)    10/30/98   9.100      1,548,750
                                                                                                 -----------
TOTAL AGENCY OBLIGATIONS (Cost $3,264,647)                                                         3,285,127
                                                                                                 -----------
MORTGAGE-BACKED SECURITIES (31.3%)
  1,500,000   Federal Home Loan Banks                          (Aaa, AAA)    11/19/04   7.000      1,503,000
  2,000,000   Federal Home Loan Banks Series Dt-02 Class 1     (Aaa, AAA)    12/20/02   6.250      1,997,200
  2,000,000   Federal Home Loan Banks Series El-04 Class 1     (Aaa, AAA)    04/23/04   7.130      2,031,940
  2,000,000   Federal Home Loan Mortgage Corp. Series 1275
              Class VN                                         (Aaa, AAA)    02/15/05   7.000      2,043,836
  2,000,000   Federal Home Loan Mortgage Corp. Series 1490
              Class CA                                         (Aaa, AAA)    04/15/08   6.500      2,036,701
  1,500,000   Federal National Mortgage Association Series
              G97-1 Class J                                    (Aaa, AAA)    02/18/04   6.750      1,514,705
  2,000,000   Federal National Mortgage Association,
              1997-51, Class KB                                (Aaa, AAA)    03/20/08   7.000      2,036,867
    973,826   GE Capital Mortgage Services, Inc. Series
              1994-7 Class A10                                 (Aaa, AAA)    02/25/09   6.000        952,828
  1,000,000   Morgan Stanley Mortgage Trust Series 40 Class
              8                                                (Aaa, AAA)    07/20/21   7.000      1,019,056
                                                                                                 -----------
TOTAL MORTGAGE-BACKED SECURITIES (Cost $14,869,461)                                               15,136,133
                                                                                                 -----------
UNITED STATES TREASURY OBLIGATIONS (58.5%)
 11,300,000   U.S. Treasury Note                               (Aaa, AAA)    07/15/98   8.250     11,512,101
  2,000,000   U.S. Treasury Note                               (Aaa, AAA)    04/15/99   7.000      2,038,100
  4,320,000   U.S. Treasury Note                               (Aaa, AAA)    05/15/01   8.000      4,626,677
  2,835,000   U.S. Treasury Note                               (Aaa, AAA)    02/15/05   7.500      3,101,802
  2,000,000   U.S. Treasury Bond                               (Aaa, AAA)    11/15/11   14.000     3,103,220
  3,000,000   U.S. Treasury Bond                               (Aaa, AAA)    11/15/12   10.375     3,962,460
                                                                                                 -----------
TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $27,925,718)                                       28,344,360
                                                                                                 -----------

SHORT-TERM INVESTMENTS (4.9%)
  2,389,000   Repurchase agreement with Goldman, Sachs &
              Co. dated 10/31/97 at 5.65% to be repurchased
              at $2,390,125 on 11/03/97. (Collateralized by
              a pro-rata amount of U.S. Treasury Notes
              ranging in par values from
              $830,000-$50,000,000, 5.125%-8.50%,
              01/15/98-11/15/04. Market value of collateral
              is $2,438,294.) (Cost $2,389,000)                                                    2,389,000
                                                                                                 -----------
TOTAL INVESTMENTS AT VALUE (101.5%) (Cost $48,448,826*)                                           49,154,620
LIABILITIES IN EXCESS OF OTHER ASSETS (1.5%)                                                        (730,915)
                                                                                                 -----------
NET ASSETS (100.0%) (applicable to 4,817,979 Common Shares and
 228 Advisor Shares)                                                                             $48,423,705
                                                                                                 -----------
                                                                                                 -----------
NET ASSET VALUE, offering and redemption price per Common Share
 ($48,421,412[div]4,817,979)                                                                          $10.05
                                                                                                      ------
                                                                                                      ------
NET ASSET VALUE, offering and redemption price per Advisor Share
 ($2,293[div]228)                                                                                     $10.06
                                                                                                      ------
                                                                                                      ------

--------------------------------------------------------------------------------
'D' Credit  ratings given  by Moody's  Investors Service,  Inc. and  Standard &
    Poor's Ratings Group are unaudited.
  * Cost for federal income tax purposes is $48,645,604.

                See Accompanying Notes to Financial Statements.
                                       21

WARBURG PINCUS NEW YORK INTERMEDIATE MUNICIPAL FUND
STATEMENT OF NET ASSETS
October 31, 1997
--------------------------------------------------------------------------------

                                                                RATINGS'D'
   PAR                                                        (MOODY'S/S&P)      MATURITY   RATE%       VALUE
----------                                                  ------------------   --------   ------   -----------
MUNICIPAL BONDS (98.7%)
New York (87.6%)
$  750,000   Canandaigua New York City School District
             General Obligation Bond (FGIC Insured)         (Aaa, AAA)           06/01/99    7.125   $   785,625
 1,000,000   Housing NY Corp. Revenue Bond                  (A1, AA)             11/01/03    6.000     1,068,750
 1,750,000   Metropolitan Transportation Authority
             Commuter Facilities Revenue Bond Series C-1    (Aaa, AAA)           07/01/05    6.000     1,911,875
 2,000,000   Metropolitan Transportation Authority
             Commuter Facilities Revenue Bond Series C-2    (Aaa, AAA)           07/01/05    6.000     2,185,000
 3,000,000   Municipal Assistance Corp. for New York City
             Revenue Bond Series L                          (Aa2, AA-)           07/01/04    6.000     3,273,750
   500,000   Municipal Assistance Corp. for New York City
             Revenue Bond Series J                          (Aa2, AA-)           07/01/04    5.000       516,875
   300,000   Municipal Assistance Corp. for New York City
             Revenue Bond Series J                          (Aa2, AA-)           07/01/04    6.000       327,375
 1,000,000   Municipal Assistance Corp. for New York City
             Revenue Bond Series #67 (Callable 07/01/99 at
             $102) 'D'D'                                    (Aa2, AA)            07/01/01    7.600     1,075,000
   640,000   Municipal Assistance Corp. for New York City
             Revenue Bond Series #68 (Callable 07/01/99 at
             $102)                                          (Aa2, AA)            07/01/03    7.200       681,600
 1,045,000   Nassau County New York General Obligation
             Bond Series L
             (FGIC Insured) (Escrowed To Maturity)          (Aaa, AAA)           11/15/01    6.300     1,131,212
 1,350,000   Nassau County New York General Obligation
             Bond General Improvements Series R (FGIC
             Insured)                                       (Aaa, AAA)           11/01/02    5.125     1,400,625
   950,000   New York City Municipal Water Finance
             Authority Water & Sewer System Revenue Bond
             Series 1995A +                                 (Aaa, AAA)           06/15/25    3.750       950,000
 2,000,000   New York City Municipal Water Finance
             Authority Water & Sewer System Revenue Bond
             Series C (Pre-refunded 06/15/01 at $101.50)    (Aaa, A-)            06/15/01    7.750     2,267,500
 2,000,000   New York City General Obligation Bond Series
             L                                              (Baa1, BBB+)         08/01/02    5.500     2,082,500
 1,000,000   New York City General Obligation Bond Series
             G                                              (Baa1, BBB+)         02/01/06    5.750     1,056,250
 3,000,000   New York City General Obligation Bond Series
             A                                              (Baa1, BBB)          08/01/06    7.000     3,442,500
 2,000,000   New York City General Obligation Bond Series
             E                                              (Baa1, BBB)          08/01/10    5.900     2,102,500
 2,000,000   New York State Dormitory Authority Revenue
             Bond Education Facilities Improvement          (Aaa, A-)            05/15/07    6.000     2,180,000
 1,515,000   New York State Dormitory Authority Revenue
             Bond City University Series B (FGIC Insured)   (Aaa, AAA)           07/01/99    6.900     1,586,963
 2,000,000   New York State Dormitory Authority Revenue
             Bond State University Educational Facilities
             Series A                                       (A3, A-)             05/15/02    5.400     2,085,000
 2,495,000   New York State Dormitory Authority Revenue
             Bond State University Educational Facilities
             Lease Revenue Series A                         (Aaa, AAA)           07/01/06    5.750     2,691,481
   500,000   New York State Dormitory Authority Revenue
             Bond City University 3rd General Reserve-2     (Baa1, BBB+)         07/01/98    4.500       502,735
 1,000,000   New York State Dormitory Authority Revenue
             Bond State University Educational Facilities
             Series B (Pre-refunded 05/15/00 at $102)       (Aaa, A-)            05/15/00    7.250     1,093,750
 1,000,000   New York State Dormitory Authority Revenue
             Bond Upstate Community Colleges Series A
             (Pre-refunded 07/01/00 at $102)                (Baa1, BBB+)         07/01/00    7.600     1,103,750
 1,500,000   New York State Dormitory Authority Revenue
             Bond City University Series B (AMBAC Insured)  (Aaa, AAA)           07/01/03    6.000     1,623,750

                See Accompanying Notes to Financial Statements.
                                       22

WARBURG PINCUS NEW YORK INTERMEDIATE MUNICIPAL FUND
STATEMENT OF NET ASSETS (CONT'D)
October 31, 1997
--------------------------------------------------------------------------------

                                                                RATINGS'D'
   PAR                                                        (MOODY'S/S&P)      MATURITY   RATE%       VALUE
----------                                                  ------------------   --------   ------   -----------
MUNICIPAL BONDS (CONT'D)
$3,000,000   New York State Dormitory Authority Revenue
             Bond City University Series A                  (Baa1, BBB+)         07/01/05    5.700   $ 3,172,500
   225,000   New York State Dormitory Authority Revenue
             Bond State University Educational Facilities
             Series A (Pre-refunded 05/15/99 at $102)       (A3, A-)             05/15/99    7.000       239,344
   750,000   New York State Dormitory Authority Revenue
             Bond Upstate Community Colleges Series A       (Baa1, BBB+)         07/01/01    5.200       770,625
 1,000,000   New York State Dormitory Authority Revenue
             Bond Upstate Community Colleges Series A       (Baa1, BBB+)         07/01/02    5.300     1,033,750
 2,000,000   New York State General Obligation Bond Series
             C                                              (A2, A)              10/01/03    6.000     2,167,500
 1,200,000   New York State General Obligation Bond Series
             C                                              (A2, A)              10/01/04    6.000     1,306,500
 2,500,000   New York State Housing Finance Agency Service
             Contract Obligation Revenue Bond Series C
             (Pre-refunded 09/15/01 at $102)                (Aaa, AAA)           09/15/01    7.300     2,821,875
 1,000,000   New York State Local Government Assistance
             Corp. Revenue Bond Series A                    (Aaa, AAA)           04/01/05    5.000     1,033,750
 1,000,000   New York State Local Government Assistance
             Corp. Revenue Bond Series A                    (A3, A+)             04/01/05    5.400     1,047,500
   600,000   New York State Local Government Assistance
             Corp. Revenue Bond Series A                    (A3, A+)             04/01/06    6.000       657,000
 1,000,000   New York State Local Government Assistance
             Corp. Revenue Bond Series A                    (A3, A+)             04/01/07    6.000     1,100,000
 1,000,000   New York State Local Government Assistance
             Corp. Revenue Bond Series A                    (A3, A+)             04/01/99    6.000     1,026,250
 1,730,000   New York State Local Government Assistance
             Corp. Revenue Bond Series B (Pre-refunded
             04/01/01 at $102)                              (Aaa, AAA)           04/01/01    7.500     1,944,088
 2,000,000   New York State Medical Care Facilities
             Finance Agency Revenue Bond (Pre-refunded
             02/15/99 at $102)                              (Aaa, AAA)           02/15/99    7.800     2,132,500
   750,000   New York State Power Authority Revenue Bond
             Series V (Callable 01/01/98 at $102)           (Aa, AA-)            01/01/03    7.600       768,758
 3,000,000   New York State Thruway Authority Service
             Contract Revenue Bond Local Highway & Bridge
             Series A (MBIA Insured)                        (Aaa, AAA)           01/01/04    6.000     3,266,250
 2,000,000   New York State Thruway Authority General
             Revenue Bond Series D                          (Aa3, AA-)           01/01/01    4.700     2,027,500
   850,000   New York State Thruway Authority Service
             Contract Revenue Bond Local Highway & Bridge
             Series A                                       (Baa1, BBB+)         04/01/01    5.500       877,625
 1,000,000   New York State Urban Development Corp.
             Revenue Bond Correctional Capital A (AMBAC
             Insured)                                       (Aaa, AAA)           01/01/06    5.400     1,051,250
 2,500,000   New York State Urban Development Corp.
             Revenue Bond Correctional Capital Facilities
             Series 1 (Pre-refunded 01/01/00 at $102) (FSA
             Insured)                                       (Aaa, AAA)           01/01/00    7.500     2,721,875
 3,000,000   Port Authority of New York & New Jersey
             Revenue Bond Consolidated 72nd Series
             (Pre-refunded 10/01/02 at $101)                (A1, AA-)            10/01/02    7.350     3,427,500
   880,000   Suffolk County New York Water Authority
             Water-Works Revenue Bond (Pre-refunded
             06/01/00 at $102) (AMBAC Insured)              (Aaa, AAA)           06/01/00    6.875       954,800
 1,000,000   Triborough Bridge & Tunnel Authority New York
             Revenue Bond Series O (Pre-refunded 01/01/99
             at $101.50)                                    (Aaa, AAA)           01/01/99    7.700     1,056,250
 2,000,000   Triborough Bridge & Tunnel Authority New York
             Revenue Bond Series T (Pre-refunded 01/01/01
             at $102)                                       (Aaa, A+)            01/01/01    7.000     2,202,500
                                                                                                     -----------
TOTAL NEW YORK (Cost $75,847,516)                                                                     77,933,856
                                                                                                     -----------

                See Accompanying Notes to Financial Statements.
                                       23

WARBURG PINCUS NEW YORK INTERMEDIATE MUNICIPAL FUND
STATEMENT OF NET ASSETS (CONT'D)
October 31, 1997
--------------------------------------------------------------------------------

                                                                RATINGS'D'
   PAR                                                        (MOODY'S/S&P)      MATURITY   RATE%       VALUE
----------                                                  ------------------   --------   ------   -----------
MUNICIPAL BONDS (CONT'D)
Puerto Rico (11.1%)
$  180,000   Puerto Rico Commonwealth Aqueduct & Sewer
             Authority Revenue Bond (Escrowed To Maturity)
             (Callable 07/01/98 at $100)                    (Aaa, AAA)           07/01/99    7.875   $   185,850
 1,000,000   Puerto Rico Commonwealth Aqueduct & Sewer
             Authority Revenue Bond (MBIA Insured)          (Aaa, AAA)           07/01/07    6.000     1,110,000
 1,000,000   Puerto Rico Commonwealth General Obligation
             Bond                                           (Baa1, A)            07/01/00    5.500     1,033,750
 3,000,000   Puerto Rico Commonwealth General Obligation
             Bond (MBIA Insured)                            (Aaa, AAA)           07/01/01    5.500     3,138,750
   500,000   Puerto Rico Electric Power Authority Revenue
             Bond Series N (Callable 07/01/99 at $101.50)   (Baa1, BBB+)         07/01/00    6.800       527,500
 2,000,000   Puerto Rico Electric Power Authority Revenue
             Bond Series O (MBIA Insured)                   (Aaa, AAA)           07/01/99    6.400     2,080,000
 1,700,000   Puerto Rico Public Building Authority Revenue
             Bond Series I (FGIC Insured)                   (Aaa, AAA)           07/01/99    6.850     1,780,750
                                                                                                     -----------
TOTAL PUERTO RICO (Cost $9,627,518)                                                                    9,856,600
                                                                                                     -----------
TOTAL MUNICIPAL BONDS (Cost $85,475,033)                                                              87,790,456
                                                                                                     -----------

  SHARES
-----------
MONEY MARKET FUNDS (0.1%)
     81,716   Federated Investments New York Municipal
              Cash Trust                                                                           81,716
      4,991   Nuveen Tax Exempt Money Fund                                                          4,991
                                                                                              -----------
TOTAL MONEY MARKET FUNDS (Cost $86,707)                                                            86,707
                                                                                              -----------
TOTAL INVESTMENTS AT VALUE (98.8%) (Cost $85,561,741*)                                         87,877,163

OTHER ASSETS IN EXCESS OF LIABILITIES (1.2%)                                                    1,066,559
                                                                                              -----------
NET ASSETS (100.0%) (applicable to 8,597,673 Common Shares and 15 Advisor Shares)             $88,943,722
                                                                                              -----------
                                                                                              -----------
NET ASSET VALUE, offering and redemption price per Common Share ($88,943,567[div]8,597,673)        $10.35
                                                                                                   ------
                                                                                                   ------
NET ASSET VALUE, offering and redemption price per Advisor Share ($155[div]15)                     $10.33
                                                                                                   ------
                                                                                                   ------

                            INVESTMENT ABBREVIATIONS

AMBAC  = American Municipal Bond Assurance Corporation
FGIC   = Financial Guaranty Insurance Company
FSA    = Financial Security Assurance, Inc.
MBIA   = Municipal Bonds Investors Assurance, Inc.

--------------------------------------------------------------------------------
  'D' Credit ratings given by Moody's Investors Service, Inc. and Standard &
      Poor's Ratings Group are unaudited.
'D'D' Principal amount of $200,000 pledged as initial margin for futures transactions.
    + On investments with variable rates, the interest rate shown reflects the current rate as of October 31, 1997.
    * Also cost for federal income tax purposes.

                See Accompanying Notes to Financial Statements.
                                       24

WARBURG PINCUS FIXED INCOME FUNDS
STATEMENTS OF OPERATIONS
For the Year Ended October 31, 1997
--------------------------------------------------------------------------------

                                                                          WARBURG PINCUS     WARBURG PINCUS
                                                       WARBURG PINCUS      INTERMEDIATE         NEW YORK
                                    WARBURG PINCUS         GLOBAL            MATURITY         INTERMEDIATE
                                     FIXED INCOME       FIXED INCOME        GOVERNMENT         MUNICIPAL
                                         FUND               FUND               FUND               FUND
                                    --------------     --------------     --------------     --------------

INVESTMENT INCOME:
   Dividends                         $  1,448,898       $    144,291        $        0         $   34,796
   Interest                            11,780,513         11,145,615         3,010,926          4,121,969
                                    --------------     --------------     --------------     --------------
       Total investment income         13,229,411         11,289,906         3,010,926          4,156,765
                                    --------------     --------------     --------------     --------------
EXPENSES:
   Investment advisory                    973,381          1,783,032           234,862            332,574
   Administrative services                292,014            267,454            70,458            124,716
   Audit                                   14,637             14,943            12,139             12,025
   Custodian/Sub-custodian                 33,805             32,449            13,597             15,996
   Directors/Trustees                      10,000             10,000            10,000             10,000
   Insurance                                3,121              2,075             1,052              1,628
   Interest                                 1,511              1,528               446                689
   Legal                                   23,096             35,146            13,529              9,282
   Printing                                31,637             26,291             7,055              8,486
   Registration                            85,253             75,879            36,311              6,771
   Shareholder
     servicing/distribution                 5,970             24,956                 0                  0
   Transfer agent                         118,364            139,363            26,513             18,661
   Miscellaneous                           34,695             22,762            14,841             24,986
                                    --------------     --------------     --------------     --------------
                                        1,627,484          2,435,878           440,803            565,814
   Less: fees waived, expenses
     reimbursed and transfer
     agent offsets                       (161,443)          (717,041)         (158,968)           (70,419)
                                    --------------     --------------     --------------     --------------
       Total expenses                   1,466,041          1,718,837           281,835            495,395
                                    --------------     --------------     --------------     --------------
         Net investment income         11,763,370          9,571,069         2,729,091          3,661,370
                                    --------------     --------------     --------------     --------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) FROM INVESTMENTS AND
 FOREIGN CURRENCY RELATED ITEMS:
   Net realized gain from
     security transactions              2,567,404            997,045            90,816             36,485
   Net realized loss from
     futures contracts                          0                  0                 0           (200,642)
   Net realized gain from
     foreign currency related
     items                                      0          5,666,273                 0                  0
   Net change in unrealized
     appreciation (depreciation)
     from investments and
     foreign currency related
     items                              4,335,965         (7,300,971)          353,152          1,078,145
                                    --------------     --------------     --------------     --------------
         Net realized and
           unrealized gain
           (loss) from
           investments and
           foreign currency
           related items                6,903,369           (637,653)          443,968            913,988
                                    --------------     --------------     --------------     --------------
         Net increase in net
           assets resulting from
           operations                $ 18,666,739       $  8,933,416        $3,173,059         $4,575,358
                                    --------------     --------------     --------------     --------------
                                    --------------     --------------     --------------     --------------

                See Accompanying Notes to Financial Statements.
                                       25

WARBURG PINCUS FIXED INCOME FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                          WARBURG PINCUS
                              WARBURG PINCUS                WARBURG PINCUS             INTERMEDIATE MATURITY
                             FIXED INCOME FUND         GLOBAL FIXED INCOME FUND           GOVERNMENT FUND
                        ---------------------------   ---------------------------   ---------------------------
                        FOR THE YEAR ENDED OCTOBER    FOR THE YEAR ENDED OCTOBER    FOR THE YEAR ENDED OCTOBER
                                    31,                           31,                           31,
                            1997           1996           1997           1996           1997           1996
                        ------------   ------------   ------------   ------------   ------------   ------------
FROM OPERATIONS:
   Net investment
    income              $ 11,763,370   $  8,168,701   $  9,571,069   $  6,991,689   $  2,729,091   $  2,900,787
   Net realized gain
    from security
    transactions           2,567,404      1,064,692        997,045        104,145         90,816        256,317
   Net realized gain
    (loss) from
    futures contracts              0              0              0              0              0              0
   Net realized gain
    from foreign
    currency related
    items                          0              0      5,666,273      2,480,864              0              0
   Net change in
    unrealized
    appreciation
    (depreciation)
    from investments
    and foreign
    currency related
    items                  4,335,965       (385,137)    (7,300,971)     1,114,089        353,152       (684,142)
                        ------------   ------------   ------------   ------------   ------------   ------------
      Net increase in
       net assets
       resulting from
       operations         18,666,739      8,848,256      8,933,416     10,690,787      3,173,059      2,472,962
                        ------------   ------------   ------------   ------------   ------------   ------------
FROM DISTRIBUTIONS:
   Dividends from net
    investment income:
      Common Shares      (11,629,029)    (8,154,206)    (5,284,076)    (9,128,236)    (2,729,076)    (2,900,787)
      Advisor Shares        (134,341)       (14,495)      (138,557)          (278)           (15)             0
   Distributions in
    excess of net
    investment income:
      Common Shares          (43,878)             0              0              0              0              0
      Advisor Shares            (507)             0              0              0              0              0
   Distributions from
    realized gains:
      Common Shares          (48,275)             0     (8,015,321)             0       (348,504)      (458,455)
      Advisor Shares            (295)             0       (217,278)             0              0              0
   Distributions in
    excess of realized
    gains:
      Common Shares                0              0              0              0       (197,030)             0
      Advisor Shares               0              0              0              0              0              0
                        ------------   ------------   ------------   ------------   ------------   ------------
      Net decrease in
       net assets from
       distributions     (11,856,325)    (8,168,701)   (13,655,232)    (9,128,514)    (3,274,625)    (3,359,242)
                        ------------   ------------   ------------   ------------   ------------   ------------
FROM CAPITAL SHARE
 TRANSACTIONS:
   Proceeds from sale
    of shares            162,592,301     66,060,140    143,481,964    119,701,285     22,575,023     20,816,314
   Reinvested
    dividends             10,208,471      6,574,716     11,976,799      7,544,393      2,608,543      2,533,448
   Net asset value of
    shares redeemed      (62,291,323)   (38,201,941)   (78,182,283)   (61,338,102)   (24,347,987)   (30,671,693)
                        ------------   ------------   ------------   ------------   ------------   ------------
      Net increase
       (decrease) in
       net assets from
       capital share
       transactions      110,509,449     34,432,915     77,276,480     65,907,576        835,579     (7,321,931)
                        ------------   ------------   ------------   ------------   ------------   ------------
      Net increase
       (decrease) in
       net assets        117,319,863     35,112,470     72,554,664     67,469,849        734,013     (8,208,211)
NET ASSETS:
   Beginning of year     152,095,378    116,982,908    131,110,893     63,641,044     47,689,692     55,897,903
                        ------------   ------------   ------------   ------------   ------------   ------------
   End of year          $269,415,241   $152,095,378   $203,665,557   $131,110,893   $ 48,423,705   $ 47,689,692
                        ------------   ------------   ------------   ------------   ------------   ------------
                        ------------   ------------   ------------   ------------   ------------   ------------
   Undistributed net
    investment income   $          0   $          0   $  4,259,525   $  2,677,415   $          0   $          0
                        ------------   ------------   ------------   ------------   ------------   ------------
                        ------------   ------------   ------------   ------------   ------------   ------------


                              WARBURG PINCUS
                           NEW YORK INTERMEDIATE
                              MUNICIPAL FUND
                         -------------------------

                            FOR THE YEAR ENDED
                                OCTOBER 31,
                            1997          1996
                         -----------  ------------
FROM OPERATIONS:
   Net investment
    income               $ 3,661,370  $  3,322,738
   Net realized gain
    from security
    transactions              36,485       576,307
   Net realized gain
    (loss) from
    futures contracts       (200,642)      519,896
   Net realized gain
    from foreign
    currency related
    items                          0             0
   Net change in
    unrealized
    appreciation
    (depreciation)
    from investments
    and foreign
    currency related
    items                  1,078,145      (841,945)
                         -----------  ------------
      Net increase in
       net assets
       resulting from
       operations          4,575,358     3,576,996
                         -----------  ------------
FROM DISTRIBUTIONS:
   Dividends from net
    investment income:
      Common Shares       (3,661,362)   (3,322,728)
      Advisor Shares              (8)          (10)
   Distributions in
    excess of net
    investment income:
      Common Shares                0             0
      Advisor Shares               0             0
   Distributions from
    realized gains:
      Common Shares         (950,202)     (818,543)
      Advisor Shares              (2)            0
   Distributions in
    excess of realized
    gains:
      Common Shares                0             0
      Advisor Shares               0             0
                         -----------  ------------
      Net decrease in
       net assets from
       distributions      (4,611,574)   (4,141,281)
                         -----------  ------------
FROM CAPITAL SHARE
 TRANSACTIONS:
   Proceeds from sale
    of shares             48,740,584    35,406,045
   Reinvested
    dividends              4,063,047     3,601,550
   Net asset value of
    shares redeemed      (41,384,144)  (34,244,336)
                         -----------  ------------
      Net increase
       (decrease) in
       net assets from
       capital share
       transactions       11,419,487     4,763,259
                         -----------  ------------
      Net increase
       (decrease) in
       net assets         11,383,271     4,198,974
NET ASSETS:
   Beginning of year      77,560,451    73,361,477
                         -----------  ------------
   End of year           $88,943,722  $ 77,560,451
                         -----------  ------------
                         -----------  ------------
   Undistributed net
    investment income    $         0  $          0
                         -----------  ------------
                         -----------  ------------

                See Accompanying Notes to Financial Statements.
                                       26

WARBURG PINCUS FIXED INCOME FUND
FINANCIAL HIGHLIGHTS
(For a Common Share of the Fund Outstanding Throughout Each Year)
--------------------------------------------------------------------------------

                                                            FOR THE YEAR ENDED OCTOBER 31,
                                                ------------------------------------------------------
                                                 1997        1996        1995        1994        1993
                                                ------      ------      ------      ------      ------
NET VALUE, BEGINNING OF YEAR                    $10.10      $10.07      $ 9.61      $10.42      $ 9.90
                                                ------      ------      ------      ------      ------
   Income from Investment Operations:
   Net Investment Income                           .62         .63         .70         .63         .56
   Net Gain (Loss) on Securities and
     Foreign Currency Related Items (both
     realized and unrealized)                      .33         .03         .46        (.70)        .52
                                                ------      ------      ------      ------      ------
       Total from Investment Operations            .95         .66        1.16        (.07)       1.08
                                                ------      ------      ------      ------      ------
   Less Distributions:
   Dividends from Net Investment Income           (.62)       (.63)       (.70)       (.65)       (.56)
   Distributions in Excess of Net
     Investment Income                             .00         .00         .00         .00         .00
   Distributions from Realized Gains               .00         .00         .00        (.09)        .00
                                                ------      ------      ------      ------      ------
       Total Distributions                        (.62)       (.63)       (.70)       (.74)       (.56)
                                                ------      ------      ------      ------      ------
NET ASSET VALUE, END OF YEAR                    $10.43      $10.10      $10.07      $ 9.61      $10.42
                                                ------      ------      ------      ------      ------
                                                ------      ------      ------      ------      ------
Total Return                                      9.78%       6.80%      12.59%       (.60%)     11.63%

RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Year (000s)                  $265,453    $151,184    $116,983    $102,246    $81,181

Ratios to average daily net assets:
   Operating expenses                              .75%@       .76%@       .75%        .75%        .75%
   Net investment income                          6.05%       6.30%       7.25%       6.53%       5.99%
   Decrease reflected in above operating
     expense ratios due to
     waivers/reimbursements                        .08%        .15%        .18%        .18%        .09%
Portfolio Turnover Rate                         129.06%     194.23%     182.93%     179.44%     227.37%

--------------------------------------------------------------------------------
@ Interest earned on uninvested cash balances is used to offset portions of transfer agent expense. These arrangements resulted in a reduction to the Common Shares' expenses by .00% and .01% for the years ended October 31, 1997 and 1996, respectively. The Common Shares' operating expense ratio after reflecting these arrangement were .75% and .75% for the years ended October 31, 1997 and 1996, respectively.

                See Accompanying Notes to Financial Statements.

TAX STATUS OF 1997 DIVIDENDS (Unaudited)

Taxable dividends paid by the Fund on a per share basis were as follows:

     Ordinary income                       $.62

Because the Fund's fiscal year is not the calendar year, amounts to be used by calendar year taxpayers on their Federal return will be reflected on Form 1099-DIV and will be mailed in January 1998.

WARBURG PINCUS GLOBAL FIXED INCOME FUND
FINANCIAL HIGHLIGHTS
(For a Common Share of the Fund Outstanding Throughout Each Year)
--------------------------------------------------------------------------------

                                                          FOR THE YEAR ENDED OCTOBER 31,
                                               -----------------------------------------------------
                                                1997         1996         1995      1994       1993
                                               ------       ------       ------    ------     ------
NET ASSET VALUE, BEGINNING OF YEAR             $11.17       $11.04       $10.45    $11.38     $10.68
                                               ------       ------       ------    ------     ------
   Income from Investment Operations:
   Net Investment Income                          .54          .62          .99       .34        .54
   Net Gain (Loss) on Securities and Foreign
     Currency Related Items (both realized
     and unrealized)                              .08          .57          .09      (.64)      1.13
                                               ------       ------       ------    ------     ------
       Total from Investment Operations           .62         1.19         1.08      (.30)      1.67
                                               ------       ------       ------    ------     ------
   Less Distributions:
   Dividends from Net Investment Income          (.34)       (1.06)        (.49)     (.45)      (.85)
   Distributions from Realized Gains             (.54)         .00          .00      (.14)      (.12)
   Return of Capital                              .00          .00          .00      (.04)       .00
                                               ------       ------       ------    ------     ------
       Total Distributions                       (.88)       (1.06)        (.49)     (.63)      (.97)
                                               ------       ------       ------    ------     ------
NET ASSET VALUE, END OF YEAR                   $10.91       $11.17       $11.04    $10.45     $11.38
                                               ------       ------       ------    ------     ------
                                               ------       ------       ------    ------     ------
Total Return                                     5.76%       11.35%       10.65%    (2.79%)    16.72%

RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Year (000s)               $194,731     $131,072      $63,641   $90,394    $61,994

Ratios to average daily net assets:
   Operating expenses                             .96%@        .95%@        .95%      .95%       .49%
   Net investment income                         5.40%        6.78%        8.18%     6.96%      8.60%
   Decrease reflected in above operating
     expense ratios due to
     waivers/reimbursements                       .39%         .56%         .63%      .65%      1.44%
Portfolio Turnover Rate                        202.92%      123.90%      128.70%   178.11%    109.54%

--------------------------------------------------------------------------------

@ Interest earned on  uninvested cash  balances is  used to  offset portions  of transfer agent expense. These arrangements resulted in a reduction to the Common Shares' expenses by .01% and .00% for the years ended October 31, 1997 and 1996, respectively. The Common Shares' operating expense ratio after reflecting these arrangements were .95% and .95% for the years ended October 31, 1997 and 1996, respectively.

                See Accompanying Notes to Financial Statements.
TAX STATUS OF 1997 DIVIDENDS (Unaudited)

Taxable dividends paid by the Fund on a per share basis were as follows:

     Ordinary income                       $.88

Because the Fund's fiscal year is not the calendar year, amounts to be used by calendar year taxpayers on their Federal return will be reflected on Form 1099-DIV and will be mailed in January 1998.

WARBURG PINCUS INTERMEDIATE MATURITY GOVERNMENT FUND
FINANCIAL HIGHLIGHTS
(For a Common Share of the Fund Outstanding Throughout Each Year)
--------------------------------------------------------------------------------

                                                          FOR THE YEAR ENDED OCTOBER 31,
                                               -----------------------------------------------------
                                                1997         1996         1995      1994       1993
                                               ------       ------       ------    ------     ------
NET ASSET VALUE, BEGINNING OF YEAR             $10.07       $10.22       $ 9.66    $11.03     $11.23
                                               ------       ------       ------    ------     ------

   Income from Investment Operations:

   Net Investment Income                          .58          .58          .59       .54        .59
   Net Gain (Loss) on Securities (both
     realized and unrealized)                     .10         (.06)         .56      (.73)       .34
                                               ------       ------       ------    ------     ------
       Total from Investment Operations           .68          .52         1.15      (.19)       .93
                                               ------       ------       ------    ------     ------

   Less Distributions:

   Dividends from Net Investment Income          (.58)        (.58)        (.59)     (.55)      (.59)
   Distributions from Realized Gains             (.08)        (.09)         .00      (.63)      (.54)
   Distribution in Excess of Realized Gains      (.04)         .00          .00       .00        .00
                                               ------       ------       ------    ------     ------

       Total Distributions                       (.70)        (.67)        (.59)    (1.18)     (1.13)
                                               ------       ------       ------    ------     ------

NET ASSET VALUE, END OF YEAR                   $10.05       $10.07       $10.22    $ 9.66     $11.03
                                               ------       ------       ------    ------     ------
                                               ------       ------       ------    ------     ------

Total Return                                     6.99%        5.16%       12.32%    (1.78%)     8.79%

RATIOS/SUPPLEMENTAL DATA:

Net Assets, End of Year (000s)                $48,421      $47,690      $55,898   $46,734    $77,565

Ratios to average daily net assets:
    Operating expenses                            .61%@        .61%@        .60%      .60%       .60%
    Net investment income                        5.81%        5.68%        6.00%     5.43%      5.34%
    Decrease reflected in above operating
    expense ratios due to
    waivers/reimbursements                        .33%         .46%         .49%      .42%       .21%

Portfolio Turnover Rate                        104.34%      163.59%      105.79%   115.37%    108.00%

--------------------------------------------------------------------------------
@ Interest earned on uninvested cash balances is used to offset portions of transfer agent expense. These arrangements resulted in a reduction to the Common Shares' expenses by .01% and .01% for the years ended October 31, 1997 and 1996, respectively. The Common Shares' operating expense ratio after reflecting these arrangements were .60% and .60% for the years ended October 31, 1997 and 1996, respectively.
                 See Accompanying Notes to Financial Statements.

TAX STATUS OF 1997 DIVIDENDS (Unaudited)

Taxable dividends paid by the Fund on a per share basis were as follows:

Ordinary income                            $.70

Because the Fund's fiscal year is not the calendar year, amounts to be used by calendar year taxpayers on their Federal return will be reflected on Form 1099-DIV and will be mailed in January 1998.

WARBURG PINCUS NEW YORK INTERMEDIATE MUNICIPAL FUND
FINANCIAL HIGHLIGHTS
(For a Common Share of the Fund Outstanding Throughout Each Year)
--------------------------------------------------------------------------------

                                                           FOR THE YEAR ENDED OCTOBER 31,
                                                ----------------------------------------------------
                                                 1997         1996         1995      1994      1993
                                                ------       ------       ------    ------    ------
NET ASSET VALUE, BEGINNING OF YEAR              $10.34       $10.42       $10.07    $10.65    $10.02
                                                ------       ------       ------    ------    ------

   Income from Investment Operations:

   Net Investment Income                           .45          .45          .47       .46       .47
   Net Gain (Loss) on Securities (both
     realized and unrealized)                      .13          .04          .36      (.45)      .68
                                                ------       ------       ------    ------    ------

       Total from Investment Operations            .58          .49          .83       .01      1.15
                                                ------       ------       ------    ------    ------

   Less Distributions:

   Dividends from Net Investment Income           (.45)        (.45)        (.47)     (.46)     (.47)
   Distributions from Realized Gains              (.12)        (.12)        (.01)     (.13)     (.05)
                                                ------       ------       ------    ------    ------

       Total Distributions                        (.57)        (.57)        (.48)     (.59)     (.52)
                                                ------       ------       ------    ------    ------

NET ASSET VALUE, END OF YEAR                    $10.35       $10.34       $10.42    $10.07    $10.65
                                                ------       ------       ------    ------    ------
                                                ------       ------       ------    ------    ------

Total Return                                      5.83%        4.87%        8.31%      .04%    11.67%

RATIOS/SUPPLEMENTAL DATA:

Net Assets, End of Year (000s)                 $88,944      $77,559      $73,361   $75,716   $69,578

Ratios to average daily net assets:
    Operating expenses                             .60%@        .61%@        .60%      .60%      .58%
    Net investment income                         4.40%        4.41%        4.50%     4.41%     4.50%
    Decrease reflected in above operating
      expense ratios due to
      waivers/reimbursements                       .08%         .17%         .26%      .20%      .20%

Portfolio Turnover Rate                          69.84%       69.23%      105.17%   167.09%   115.98%

--------------------------------------------------------------------------------

@ Interest earned on  uninvested cash  balances is  used to  offset portions  of transfer agent expense. These arrangements resulted in a reduction to the Common Shares' expenses by .00% and .01% for the years ended October 31, 1997 and 1996, respectively. The Common Shares operating expense ratio after reflecting these arrangements were .60% and .60% for the years ended October 31, 1997 and 1996, respectively.

                 See Accompanying Notes to Financial Statements.

TAX STATUS OF 1997 DIVIDENDS (Unaudited)

Taxable dividends paid by the Fund on a per share basis were as follows:

Ordinary income                            $.05
Long-term capital gain                      .07

Because the Fund's fiscal year is not the calendar year, amounts to be used by calendar year taxpayers on their Federal return will be reflected on Form 1099-DIV and will be mailed in January 1998.

WARBURG PINCUS FIXED INCOME FUNDS
NOTES TO FINANCIAL STATEMENTS
October 31, 1997
--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES

   The Warburg Pincus Fixed Income Funds (the 'Funds') are comprised of the Warburg Pincus Fixed Income Fund (the 'Fixed Income Fund') and the Warburg Pincus Intermediate Maturity Government Fund (the 'Intermediate Government Fund') which are registered under the Investment Company Act of 1940, as amended (the '1940 Act'), as diversified, open-end management investment companies and the Warburg Pincus Global Fixed Income Fund (the 'Global Fixed Income Fund') and the Warburg Pincus New York Intermediate Municipal Fund (the 'New York Municipal Fund') which are registered under the 1940 Act as non-diversified, open-end management investment companies.

   Investment objectives for each Fund are as follows: the Fixed Income Fund seeks to generate high current income consistent with reasonable risk with capital appreciation a secondary objective; the Global Fixed Income Fund seeks to maximize total investment return consistent with prudent investment management, consisting of a combination of interest income, currency gains and capital appreciation; the Intermediate Government Fund seeks to achieve as high a level of current income as is consistent with preservation of capital; and the New York Municipal Fund seeks to maximize current interest income exempt from Federal income tax and New York State and New York City personal income tax to the extent consistent with prudent investment and preservation of capital.

   Each Fund offers two classes of shares, one class being referred to as Common Shares and one class being referred to as Advisor Shares. Common and Advisor Shares in each Fund represent an equal pro rata interest in each Fund, except that they bear different expenses which reflect the difference in the range of services provided to them. Advisor Shares for each fund bear expenses paid pursuant to a distribution plan adopted by each Fund at an annual rate not to exceed .75% of the average daily net asset value of each Fund's outstanding
Advisor Shares. The Advisor Shares for the Fixed Income Fund, the New York Municipal Fund and the Intermediate Government Fund currently bear expenses of
 .25% of average daily net assets. The Advisor Shares of the Global Fixed Income Fund currently bear expenses of .50% of average daily net assets.

   The net asset value of each Fund is determined daily as of the close of regular trading on the New York Stock Exchange. Each Fund's investments are valued at market value, which is generally determined using the last reported sales price. If no sales are reported, investments are generally valued at the mean between the last reported bid and asked price. In the absence of market quotations, investments are generally valued at fair value as determined by or under the direction of the Fund's Board. Short-term investments that mature in 60 days or less are valued on the basis of amortized cost, which approximates market value.

   When a Fund writes or purchases a call or a put option, an amount equal to the premium received or paid by the Fund is recorded as a liability or asset, the value

WARBURG PINCUS FIXED INCOME FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
October 31, 1997
--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES (CONT'D) of which is marked-to-market daily to reflect the current market value of the option. When the option expires, the Fund realizes a gain or loss equal to the amount of the premium received or paid. When the Fund exercises an option or enters into a closing transaction by purchasing or selling an offsetting option, it realizes a gain or loss without regard to any unrealized gain or loss on the underlying security. The potential loss associated with purchasing an option is limited to the premium paid, and the premium would partially offset any gains achieved from its use.

   The books and records of the Funds are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate at the end of the period. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Global Fixed Income Fund isolates that portion of realized gains and losses on investments in debt securities which are due to changes in the foreign exchange rate from that which are due to changes in market prices of debt securities.

   The Fixed Income and Global Fixed Income Funds may invest in securities of foreign countries and governments which involve certain risks in addition to those inherent in domestic investments. Such risks generally include, among other things, fluctuations in currency exchange rates, revaluation of currencies, future adverse political and economic developments and the imposition of other foreign laws and restrictions. Securities of foreign issuers are often subject to less rigorous regulatory practices and requirements than those applied in the United States and may also be less liquid (and their prices more volatile) than securities of comparable U.S companies. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in many respects.

   Fixed Income and Global Fixed Income Funds' investments in securities of issuers located in less developed countries considered to be 'emerging markets' involve risks in addition to those generally applicable to foreign securities. Investments in the securities of issuers located in emerging markets expose the Fund to economic structures that are generally less diverse and mature than, and to political systems that can be expected to have less stability than, those of developed countries. The typically small size of the markets for securities of issuers located in emerging markets may also result in a lack of liquidity and greater price volatility.

   The Global Fixed Income Fund may also invest up to 15% of its assets in non-publicly traded securities. Non-publicly traded securities may be less liquid than publicly-traded securities, and the Fund may take longer to liquidate these positions than would be the case for publicly traded securities. Consequently,

WARBURG PINCUS FIXED INCOME FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
October 31, 1997
--------------------------------------------------------------------------------
these securities may involve a high degree of business and financial risk and may result in substantial losses.

   Security transactions  are accounted  for  on a  trade date  basis.  Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Income, expenses (excluding class-specific expenses, principally distribution, shareholder servicing fees and transfer agency) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of the outstanding shares. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

   Dividends from net investment income are declared daily and paid monthly for the Fixed Income Fund, the Intermediate Government Fund and the New York Municipal Fund. Dividends from net investment income are declared and paid quarterly for the Global Fixed Income Fund. Distributions for all Funds of net realized capital gains, if any, are declared and paid annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryover, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles.

   No provision is made for federal taxes as it is each Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code and make the requisite distributions to its shareholders which will be sufficient to relieve it from Federal income and excise taxes.

   The Funds, together with other funds advised by Warburg Pincus Asset Management, Inc., the Funds' investment adviser ('Warburg') (collectively the 'Warburg Funds'), have established committed and uncommitted lines of credit facilities with certain banks for temporary or emergency purposes primarily relating to fund share redemptions and funding payments of dividend or capital gain distributions. Under the terms of the committed line of credit, the Warburg Funds with access to the facility pay a commitment fee at a rate of .10% per annum on the amount of the line of credit. In addition, under the terms of both the committed and uncommitted facilities, the Warburg Funds will pay interest on borrowings at the bank's base rate plus .55%. Aggregate borrowings for each fund under these credit facilities may not exceed the lower of (a) the maximum amount permitted by such fund's investment policies and restrictions or (b) thirty three and one-third percent (33 1/3%) of such fund's total assets. At October 31, 1997, there were no outstanding balances under these line of credit facilities for any of the Funds.

   Pursuant to an Exemption Order issued by the Securities and Exchange Commission, each Fund, along with other Warburg Funds, transfers uninvested cash balances to a Pooled Cash Account, which is invested in repurchase agreements secured by U.S. government securities. Securities pledged as

WARBURG PINCUS FIXED INCOME FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
October 31, 1997
--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES (CONT'D) collateral for repurchase agreements are held by the Funds' custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

   The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

   The Funds have an arrangement with their transfer agent whereby interest earned on uninvested cash balances was used to offset a portion of the transfer agent expense. For the year ended October 31, 1997, the Funds received credits or reimbursements under this arrangement as follows:

                              FUND                                  AMOUNT
----------------------------------------------------------------    ------

Fixed Income                                                        $9,844
Global Fixed Income                                                 9,110
Intermediate Government                                             2,564
New York Municipal                                                  4,542

2. INVESTMENT ADVISER, CO-ADMINISTRATORS AND DISTRIBUTOR

   Warburg, which is indirectly controlled by Warburg, Pincus & Co., serves as each Fund's investment adviser. For its investment advisory services, Warburg receives the following fees based on each Fund's average daily net assets:

                      FUND                                     ANNUAL RATE
------------------------------------------------    ----------------------------------
Fixed Income                                        .50% of average daily net assets
Global Fixed Income                                 1.00% of average daily net assets
Intermediate Government                             .50% of average daily net assets
New York Municipal                                  .40% of average daily net assets

   For the year ended October 31, 1997, investment advisory fees and voluntary waivers were as follows:

                                              GROSS                           NET
                 FUND                      ADVISORY FEE      WAIVER       ADVISORY FEE
---------------------------------------    ------------     ---------     ------------

Fixed Income                                $  973,381      $(151,599)     $  821,782
Global Fixed Income                          1,783,032       (707,931)      1,075,101
Intermediate Government                        234,862       (133,433)        101,429
New York Municipal                             332,574        (65,877)        266,697

   Counsellors Funds Service, Inc. ('CFSI'), a wholly-owned subsidiary of Warburg, and PFPC Inc. ('PFPC'), an indirect, wholly-owned subsidiary of PNC Bank Corp. ('PNC'), serve as each Fund's co-administrators. For administrative services, CFSI currently receives a fee calculated at an annual rate of .10% of each

WARBURG PINCUS FIXED INCOME FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
October 31, 1997
--------------------------------------------------------------------------------
Fund's average daily net assets. For the year ended October 31, 1997, administrative services fees earned by CFSI were as follows:

                         FUND                             CO-ADMINISTRATION FEE
------------------------------------------------------    ---------------------

Fixed Income                                                    $ 194,676
Global Fixed Income                                               178,303
Intermediate Government                                            46,972
New York Municipal                                                 83,144

   The Funds each pay PFPC a fee calculated at an annual rate of .05% of each Fund's average daily net assets. For the year ended October 31, 1997, administrative services fees earned and voluntarily waived by PFPC were as follows:

          FUND              CO-ADMINISTRATION FEE      WAIVER        NET CO-ADMINISTRATION
------------------------    ---------------------     --------     -------------------------

Fixed Income                       $97,338            $      0              $97,338
Global Fixed Income                 89,151                   0               89,151
Intermediate Government             23,486             (22,971)                 515
New York Municipal                  41,572                   0               41,572

   Counsellors Securities Inc. ('CSI'), also a wholly owned subsidiary of Warburg, serves as each Fund's distributor. For its Shareholder servicing distribution services, CSI receives a fee calculated at an annual rate of .25% of the average daily net assets of the Advisor Shares of the Fixed Income Fund and the New York Municipal Fund and .50% of the average daily net assets of the Advisor shares of the Global Fixed Income Fund pursuant to Rule 12b-1 under the 1940 Act. For the year ended October 31, 1997, Shareholder servicing and distribution fees earned by CSI were as follows:

                           FUND                                DISTRIBUTION FEE
-----------------------------------------------------------    ----------------

Fixed Income                                                       $  5,970
Global Fixed Income                                                  24,956

3. INVESTMENTS IN SECURITIES

   For the year ended October 31, 1997, purchases and sales of investment securities (excluding short-term investments) and United States government and agency obligations were as follows:

                                                                          U.S. GOVERNMENT AND
                                       INVESTMENT SECURITIES              AGENCY OBLIGATIONS
                                   -----------------------------     -----------------------------
             FUND                   PURCHASES          SALES          PURCHASES          SALES
-------------------------------    ------------     ------------     ------------

Fixed Income                       $128,822,626     $ 58,769,108     $223,802,138     $186,850,811
Global Fixed Income                 171,030,182      118,372,009      167,705,434      167,998,297
Intermediate Government                       0                0       49,270,489       47,957,654
New York Municipal                   68,339,648       57,275,010                0                0

   At October 31, 1997, the net unrealized appreciation from investments for those securities having an excess of value over cost and net unrealized

WARBURG PINCUS FIXED INCOME FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
October 31, 1997
--------------------------------------------------------------------------------
3. INVESTMENTS IN SECURITIES (CONT'D)
depreciation from investments for those securities having an excess of cost over value (based on cost for federal income tax purposes) was as follows:

                                                                           NET UNREALIZED
                                          UNREALIZED       UNREALIZED       APPRECIATION
                FUND                     APPRECIATION     DEPRECIATION     (DEPRECIATION)
-------------------------------------    ------------     ------------     --------------

Fixed Income                              $5,688,134      $  (537,028)      $  5,151,106
Global Fixed Income                        1,226,742       (8,150,552)        (6,923,810)
Intermediate Government                      514,777           (5,761)           509,016
New York Municipal                         2,322,745           (7,323)         2,315,422

4. FORWARD FOREIGN CURRENCY CONTRACTS

   The Fixed Income Fund and the Global Fixed Income Fund may enter into forward currency contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The Funds will enter into forward contracts primarily for hedging purposes. However, on occasion the Funds will enter into forward contracts for speculative purposes, which may increase the Fund's investment risk. The forward currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date.

   At October 31, 1997, the Global Fixed Income Fund had the following open forward foreign currency contracts:

                                       HEDGING TRANSACTIONS
--------------------------------------------------------------------------------------------------
   FORWARD                         FOREIGN                                           UNREALIZED
    CURRENCY      EXPIRATION       CURRENCY        CONTRACT        CONTRACT       FOREIGN EXCHANGE
   CONTRACT          DATE         TO BE SOLD        AMOUNT           VALUE          GAIN (LOSS)
--------------    ----------     ------------     -----------     -----------     ----------------

British Pounds     11/17/97        1,580,000      $ 2,548,540     $ 2,648,870          ($100,330)
Danish Krone       11/17/97       56,920,000        8,510,766       8,678,946           (168,180)
German Marks       11/24/97       77,835,000       44,913,445      45,184,605           (271,160)
Netherlands
 Guilder           01/15/98       13,000,000        6,852,925       6,714,529            138,396
Canadian
 Dollar            02/02/98        9,800,000        7,163,743       6,985,530            178,213
Australian
 Dollar            02/26/98        8,647,500        6,408,014       6,100,811            307,203
                                                  -----------     -----------            -------
                                                  $76,397,433     $76,313,291           $ 84,142
                                                  -----------     -----------            -------
                                                  -----------     -----------            -------

                                    SPECULATIVE TRANSACTIONS
-------------------------------------------------------------------------------------------------
   FORWARD                          FOREIGN                                         UNREALIZED
    CURRENCY      EXPIRATION       CURRENCY         CONTRACT       CONTRACT      FOREIGN EXCHANGE
   CONTRACT          DATE        TO BE BOUGHT        AMOUNT         VALUE          GAIN (LOSS)
--------------    ----------     -------------     ----------     ----------     ----------------

Indonesian
 Rupiah            10/03/02      6,350,000,000     $1,000,000     $  945,085         ($54,915)
Indonesian
 Rupiah            10/03/02      3,350,000,000        500,000        497,918           (2,082)
                                                   ----------     ----------           ------
                                                   $1,500,000     $1,443,003         ($56,997)
                                                   ----------     ----------           ------
                                                   ----------     ----------           ------

WARBURG PINCUS FIXED INCOME FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
October 31, 1997
--------------------------------------------------------------------------------

5. FUTURES CONTRACTS

   Each Fund may enter into futures contracts to the extent permitted by its investment policies and objectives. Upon entering into a futures contract, a Fund is required to make a deposit of an initial margin with its custodian in a segregated account. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying instrument, are made or received by a Fund each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and a Fund's basis in the contract. Risks of entering into futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction. During the year ended October 31, 1997, the New York Municipal Fund entered into futures contracts which resulted in net realized losses of $200,642. At October 31, 1997, the New York Municipal Fund had the following open futures contracts:

                                                  VALUE AT       VALUE AT
NUMBER OF                          EXPIRATION      TRADE        OCTOBER 31,      UNREALIZED
CONTRACTS           TYPE             DATE           DATE           1997         DEPRECIATION
---------     ----------------     ---------     ----------     -----------     ------------
    35        Short Positions:
              30 yr. T-Bond        Dec. 1997     $4,021,719     $4,146,406       ($ 124,687)

6. CAPITAL SHARE TRANSACTIONS

   The Global Fixed Income Fund and the Intermediate Government Fund are each authorized to issue three billion full and fractional shares of capital stock, $.001 par value per share, of which two billion shares are designated Advisor Shares. The Fixed Income Fund and the New York Municipal Fund are each authorized to issue an unlimited number of full and fractional shares of beneficial interest, $.001 par value per share, of which two billion shares are designated Advisor Shares.

WARBURG PINCUS FIXED INCOME FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
October 31, 1997
--------------------------------------------------------------------------------
6. CAPITAL SHARE TRANSACTIONS (CONT'D)

                                                                FIXED INCOME FUND
                                           -----------------------------------------------------------
                                                                               ADVISOR SHARES
                                                                       -------------------------------
                                                                                            FOR THE
                                                                                            PERIOD
                                                 COMMON SHARES                           JULY 3, 1996
                                           --------------------------                    (COMMENCEMENT
                                                                                              OF
                                               FOR THE YEAR ENDED                         OPERATIONS)
                                                  OCTOBER 31,              FOR THE          THROUGH
                                           --------------------------     YEAR ENDED      OCTOBER 31,
                                               1997          1996      OCTOBER 31, 1997      1996
                                           ------------  ------------  ----------------  -------------
Shares sold                                 15,469,113      6,500,524         412,064         91,451
Shares issued to shareholders on
 reinvestment of dividends                     983,594        655,650          13,154          1,432
Shares redeemed                             (5,971,763)    (3,807,785)       (135,350)        (2,709)
                                           ------------  ------------  ----------------  -------------
Net increase (decrease) in shares
 outstanding                                10,480,944      3,348,389         289,868         90,174
                                           ------------  ------------  ----------------  -------------
                                           ------------  ------------  ----------------  -------------
Proceeds from sale of shares              $158,412,176   $ 65,153,259    $  4,180,125      $ 906,881
Reinvested dividends                        10,073,335      6,560,447         135,136         14,269
Net asset value of shares redeemed         (60,912,911)   (38,174,913)     (1,378,412)       (27,028)
                                           ------------  ------------  ----------------  -------------
Net increase (decrease) from capital share
 transactions                             $107,572,600   $ 33,538,793    $  2,936,849      $ 894,122
                                           ------------  ------------  ----------------  -------------
                                           ------------  ------------  ----------------  -------------

                                                             GLOBAL FIXED INCOME FUND
                                              ------------------------------------------------------
                                                                                ADVISOR SHARES
                                                                          --------------------------
                                                                                          FOR THE
                                                                                          PERIOD
                                                                                        AUGUST 12,
                                                    COMMON SHARES                          1996
                                              --------------------------               (COMMENCEMENT
                                                                                            OF
                                              FOR THE YEAR ENDED OCTOBER    FOR THE     OPERATIONS)
                                                         31,              YEAR ENDED      THROUGH
                                              --------------------------  OCTOBER 31,   OCTOBER 31,
                                                  1997          1996         1997          1996
                                              ------------  ------------  -----------  -------------
Shares sold                                    12,111,016     10,872,405     797,711        3,441
Shares issued to shareholders on reinvestment
 of dividends                                   1,058,355        696,550      31,874           25
Shares redeemed                                (7,051,623)    (5,602,659)    (12,987)         (10)
                                              ------------  ------------  -----------      ------
Net increase (decrease) in shares outstanding   6,117,748      5,966,296     816,598        3,456
                                              ------------  ------------  -----------      ------
                                              ------------  ------------  -----------      ------
Proceeds from sale of shares                 $134,607,066   $119,663,378  $8,874,898      $37,907
Reinvested dividends                           11,625,183      7,544,115     351,616          278
Net asset value of shares redeemed            (78,037,370)   (61,337,990)   (144,913)        (112)
                                              ------------  ------------  -----------      ------
Net increase from capital share transactions  $68,194,879   $ 65,869,503   9,081,601      $38,073
                                              ------------  ------------  -----------      ------
                                              ------------  ------------  -----------      ------

                                                               INTERMEDIATE GOVERNMENT FUND
                                                         -----------------------------------------
                                                                                        ADVISOR
                                                                                        SHARES
                                                                                     -------------
                                                                                        FOR THE
                                                                                        PERIOD
                                                                                      AUGUST 15,
                                                               COMMON SHARES             1997
                                                         --------------------------  (COMMENCEMENT
                                                                                          OF
                                                         FOR THE YEAR ENDED OCTOBER   OPERATIONS)
                                                                    31,                 THROUGH
                                                         --------------------------   OCTOBER 31,
                                                             1997          1996          1997
                                                         ------------  ------------  -------------
Shares sold                                                 2,276,846     2,068,125         227
Shares issued to shareholders on reinvestment of
 dividends                                                    263,058       250,112           1
Shares redeemed                                            (2,460,001)   (3,047,315)          0
                                                         ------------  ------------       -----
Net increase (decrease) in shares outstanding                  79,903      (729,078)        228
                                                         ------------  ------------       -----
                                                         ------------  ------------       -----
Proceeds from sale of shares                             $ 22,572,753  $ 20,816,314     $ 2,270
Reinvested dividends                                        2,608,528     2,533,448          15
Net asset value of shares redeemed                        (24,347,987)  (30,671,693)          0
                                                         ------------  ------------       -----
Net increase (decrease) from capital share transactions  $    833,294  $  7,321,931     $ 2,285
                                                         ------------  ------------       -----
                                                         ------------  ------------       -----

                                       38

WARBURG PINCUS FIXED INCOME FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
October 31, 1997
--------------------------------------------------------------------------------

                                                               NEW YORK MUNICIPAL FUND
                                                ------------------------------------------------------
                                                                                  ADVISOR SHARES
                                                                            --------------------------
                                                                                            FOR THE
                                                                                            PERIOD
                                                                                           AUGUST 5,
                                                      COMMON SHARES                          1996
                                                --------------------------               (COMMENCEMENT
                                                                                              OF
                                                FOR THE YEAR ENDED OCTOBER    FOR THE     OPERATIONS)
                                                           31,              YEAR ENDED      THROUGH
                                                --------------------------  OCTOBER 31,   OCTOBER 31,
                                                    1997          1996         1997          1996
                                                ------------  ------------  -----------  -------------
Shares sold                                        4,731,647     3,417,172          0           111
Shares issued to shareholders on reinvestment
 of dividends                                        394,988       348,363          0             1
Shares redeemed                                   (4,029,651)   (3,306,747)       (97)            0
                                                ------------  ------------  -----------       -----
Net increase (decrease) in shares outstanding      1,096,984       458,788        (97)          112
                                                ------------  ------------  -----------       -----
                                                ------------  ------------  -----------       -----
Proceeds from sale of shares                    $ 48,740,584  $ 35,404,895    $     0       $ 1,150
Reinvested dividends                               4,063,047     3,601,541          0             9
Net asset value of shares redeemed               (41,383,138)  (34,244,336)    (1,006)            0
                                                ------------  ------------  -----------       -----
Net increase (decrease) from capital share
 transactions                                   $ 11,420,493  $  4,762,100    ($1,006)      $ 1,159
                                                ------------  ------------  -----------       -----
                                                ------------  ------------  -----------       -----

7. LIABILITIES

   At October 31, 1997, each Fund had the following affiliated and investment related liabilities:

                                                         GLOBAL
                                          FIXED           FIXED         INTERMEDIATE          NEW YORK
                                       INCOME FUND     INCOME FUND     GOVERNMENT FUND     MUNICIPAL FUND
                                       -----------     -----------     ---------------     --------------
Investment securities purchased
 payable (at value)                    $  975,538      $        0        $ 1,500,000          $      0
Investment advisory fee payable            86,126         122,062             19,822            30,063
Administrative services fees
 payable                                   21,998          18,514              3,964             7,516
Payable for fund shares redeemed                0         623,812             23,569           301,104
Distributions payable                     142,572               0             41,553            43,397

WARBURG PINCUS FIXED INCOME FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
October 31, 1997
--------------------------------------------------------------------------------

8. NET ASSETS

   At October 31, 1997, capital contributions, undistributed net investment income, accumulated net realized gain (loss) from security transactions and current period distributions have been adjusted for current period permanent book/tax differences which arose principally from differing book/tax treatments of foreign currency transactions and gains of securities certain corporations designated as 'passive foreign investment companies'. The Fixed Income Fund reclassified $44,385 of distributions in excess of net investment income from undistributed net investment income to accumulated net realized gain (loss) from security transactions. The Global Fixed Income reclassified $5,666,273 from accumulated net realized gain on foreign currency related items to undistributed net investment income and also reclassified $8,232,599 of distributions from accumulated net realized gain (loss) from security transactions to undistributed net investment income. The Intermediate Government Fund reclassified $2,599 of distributions from accumulated net realized gain (loss) from security transactions to contributed capital. Net investment income, net realized gain
(loss) on foreign currency related items and net assets were not affected by this reclassification.

   Net assets at October 31, 1997 consisted of the following:

                                          FIXED         GLOBAL FIXED      INTERMEDIATE          NEW YORK
                                       INCOME FUND      INCOME FUND      GOVERNMENT FUND     MUNICIPAL FUND
                                       ------------     ------------     ---------------     --------------
Capital contributed, net               $261,683,848     $207,147,971       $47,917,540        $ 86,763,382
Undistributed net investment income               0        4,259,525                 0                   0
Accumulated net realized gain
 (loss) from security transactions        2,504,226         (847,726)         (199,629)            (17,793)
Net unrealized appreciation
 (depreciation) from investments
 and foreign currency related items       5,227,167       (6,894,213)          705,794           2,198,133
                                       ------------     ------------     ---------------     --------------
Net assets                             $269,415,241     $203,665,557       $48,423,705        $ 88,943,722
                                       ------------     ------------     ---------------     --------------
                                       ------------     ------------     ---------------     --------------

9. CAPITAL LOSS CARRYOVER

   At October 31, 1997, capital loss carryovers available to offset possible future capital gains of each Fund were as follows:

                                                      CAPITAL LOSS
                                                  CARRYOVER EXPIRES IN
                                               ---------------------------     TOTAL CAPITAL
                   FUND                           2004            2005         LOSS CARRYOVER
-------------------------------------------    -----------     -----------     --------------
Global Fixed Income                             $ 847,726       $       0         $847,726
Intermediate Government                                 0             181              181
New York Municipal                                      0         142,594          142,594

WARBURG PINCUS FIXED INCOME FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
October 31, 1997
--------------------------------------------------------------------------------

10. OTHER FINANCIAL HIGHLIGHTS

   Each Fund currently offers one other class of shares, Advisor Shares, representing equal pro rata interests in each of the respective Warburg Pincus Fixed Income Funds. The financial highlights for an Advisor Share of each Fund are as follows:

                                                                     FIXED INCOME FUND
                                                        --------------------------------------------
                                                                       ADVISOR SHARES
                                                        --------------------------------------------
                                                                                  JULY 3, 1996
                                                            FOR THE             (COMMENCEMENT OF
                                                           YEAR ENDED          OPERATIONS) THROUGH
                                                        OCTOBER 31, 1997        OCTOBER 31, 1996
                                                        ----------------     -----------------------
NET ASSET VALUE, BEGINNING OF PERIOD                         $10.10                  $  9.90
                                                              -----                   ------
   Income from Investment Operations:
   Net Investment Income                                        .60                      .19
   Net Gain on Securities and Foreign Currency
     Related Items (both realized and unrealized)               .33                      .20
                                                              -----                   ------
       Total from Investment Operations                         .93                      .39
                                                              -----                   ------
   Less Distributions:
   Dividends from Net Investment Income                        (.60)                    (.19)
   Distributions in Excess of Net Investment Income             .00                      .00
   Distributions from Realized Gains                            .00                      .00
                                                              -----                   ------
       Total Distributions                                     (.60)                    (.19)
                                                              -----                   ------
NET ASSET VALUE, END OF PERIOD                               $10.43                  $ 10.10
                                                              -----                   ------
                                                              -----                   ------
Total Return                                                   9.51%                    3.93%'D'

RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (000s)                              3,963                     $911

Ratios to average daily net assets:
   Operating expenses                                          1.00%@                   1.00%*@
   Net investment income                                       5.62%                    5.85%*
   Decrease reflected in above operating expense
     ratios due to waivers/reimbursements                       .08%                     .11%*
Portfolio Turnover Rate                                      129.06%                  194.23%'D'

--------------------------------------------------------------------------------

@ Interest earned on uninvested cash balances is used to offset portions of the transfer agent expense. These arrangements had no effect on the Advisor Shares' expense ratio.

 'D' Non annualized.

 * Annualized.

TAX STATUS OF 1997 DIVIDENDS (Unaudited)

   Taxable dividends paid by the Fund on a per share basis were as follows:

     Ordinary income                       $.60

   Because the Fund's fiscal year is not the calendar year, amounts to be used by calendar year taxpayers on their Federal return will be reflected on Form 1099-DIV and will be mailed in January 1998.

WARBURG PINCUS FIXED INCOME FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
October 31, 1997
--------------------------------------------------------------------------------
10. OTHER FINANCIAL HIGHLIGHTS (CONT'D)

                                                                 GLOBAL FIXED INCOME FUND
                                                       ---------------------------------------------
                                                                      ADVISOR SHARES
                                                       ---------------------------------------------
                                                                                AUGUST 12, 1996
                                                           FOR THE              (COMMENCEMENT OF
                                                          YEAR ENDED          OPERATIONS) THROUGH
                                                       OCTOBER 31, 1997         OCTOBER 31, 1996
                                                       ----------------     ------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                        $11.17                   $10.90
                                                             -----                    -----
   Income from Investment Operations:
   Net Investment Income                                       .41                      .10
   Net Gain on (Loss) Securities and Foreign
     Currency Related Items (both realized and
     unrealized)                                               .15                      .27
                                                             -----                    -----
       Total from Investment Operations                        .56                      .37
                                                             -----                    -----
   Less Distributions:
   Dividends from Net Investment Income                       (.29)                    (.10)
   Distributions from Realized Gains                          (.54)                     .00
                                                             -----                    -----
       Total Distributions                                    (.83)                    (.10)
                                                             -----                    -----
NET ASSET VALUE, END OF PERIOD                              $10.90                   $11.17
                                                             -----                    -----
                                                             -----                    -----
Total Return                                                  5.18%                    3.41%'D'

RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (000s)                            $8,935                      $39

Ratios to average daily net assets:
   Operating expenses                                         1.45%@                   1.45%*@
   Net investment income                                      4.76%                    5.69%*
   Decrease reflected in above operating expense
     ratios due to waivers/reimbursements                      .33%                     .21%*
Portfolio Turnover Rate                                     202.92%                  123.90%'D'

--------------------------------------------------------------------------------

@ Interest earned on uninvested cash balances is used to offset portions of the transfer agent expense. These arrangements had no effect on the Advisor Shares' expense ratio.

 'D' Non annualized.

 * Annualized.

TAX STATUS OF 1997 DIVIDENDS (Unaudited)

   Taxable dividends paid by the Fund on a per share basis were as follows:

     Ordinary income                       $.83

   Because the Fund's fiscal year is not the calendar year, amounts to be used by calendar year taxpayers on their Federal return will be reflected on Form 1099-DIV and will be mailed in January 1998.

WARBURG PINCUS FIXED INCOME FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
October 31, 1997
--------------------------------------------------------------------------------

                                                                   INTERMEDIATE GOVERNMENT FUND
                                                                   ----------------------------
                                                                          ADVISOR SHARES
                                                                   ----------------------------
                                                                         AUGUST 15, 1997
                                                                   (COMMENCEMENT OF OPERATIONS)
                                                                             THROUGH
                                                                         OCTOBER 31, 1997
                                                                   ----------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                         $   9.95
                                                                               ------
   Income from Investment Operations:
   Net Investment Income                                                          .11
   Net Gain on Securities (both realized and unrealized)                          .11
                                                                               ------

       Total from Investment Operations                                           .22
                                                                               ------

   Less Distributions:
   Dividends from Net Investment Income                                          (.11)
                                                                               ------

       Total Distributions                                                       (.11)
                                                                               ------

NET ASSET VALUE, END OF PERIOD                                               $  10.06
                                                                               ------
                                                                               ------

Total Return                                                                     2.22'D'
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (000s)                                                   $2

Ratios to average daily net assets:
   Operating expenses                                                             .85%*@
   Net investment income                                                         5.62%*
   Decrease reflected in above operating expense ratio due to
     waivers/reimbursements                                                       .00%
Portfolio Turnover Rate                                                        104.34%*

--------------------------------------------------------------------------------

@ Interest earned on uninvested cash balances is used to offset portions of the transfer agent expense. These arrangements had no effect on the Advisor Shares' expense ratio.

 'D' Non annualized.

 * Annualized.

TAX STATUS OF 1997 DIVIDENDS (Unaudited)

   Taxable dividends paid by the Fund on a per share basis were as follows:

     Ordinary income                       $.11

   Because the Fund's fiscal year is not the calendar year, amounts to be used by calendar year taxpayers on their Federal return will be reflected on Form 1099-DIV and will be mailed in January 1998.

WARBURG PINCUS FIXED INCOME FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
October 31, 1997
--------------------------------------------------------------------------------
10. OTHER FINANCIAL HIGHLIGHTS (CONT'D)

                                                                   NEW YORK INTERMEDIATE
                                                                       MUNICIPAL FUND
                                                        --------------------------------------------
                                                                       ADVISOR SHARES
                                                        --------------------------------------------
                                                                                 AUGUST 5, 1996
                                                            FOR THE             (COMMENCEMENT OF
                                                           YEAR ENDED          OPERATIONS) THROUGH
                                                        OCTOBER 31, 1997        OCTOBER 31, 1996
                                                        ----------------     -----------------------
NET ASSET VALUE, BEGINNING OF PERIOD                         $10.34                  $ 10.34
                                                              -----                    -----
   Income from Investment Operations:
   Net Investment Income                                        .41                      .09
   Net Gain on Securities (both realized and
     unrealized)                                                .11                      .00
                                                              -----                    -----
       Total from Investment Operations                         .52                      .09
                                                              -----                    -----
   Less Distributions:
   Dividends from Net Investment Income                        (.41)                    (.09)
   Distributions from Realized Gains                           (.12)                     .00
                                                              -----                    -----
       Total Distributions                                     (.53)                    (.09)
                                                              -----                    -----
NET ASSET VALUE, END OF PERIOD                               $10.33                  $ 10.34
                                                              -----                    -----
                                                              -----                    -----
Total Return                                                   5.19%                     .88%'D'

RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (000s)                                 $0                       $1

Ratios to average daily net assets:
   Operating expenses                                         35.75%@                    .63%*@
   Net investment income                                       3.93%                    3.88%*
   Decrease reflected in above operating expense
     ratios due to waivers/reimbursements                    450.88%                     .01%*
Portfolio Turnover Rate                                       69.84%                   69.23%'D'

--------------------------------------------------------------------------------

@ Interest earned on uninvested cash balances is used to offset portions of the transfer agent expense. These arrangements resulted in a reduction to the Advisor Shares' expenses by 35.92% and .00% for the year or period ended October 31, 1997 and 1996, respectively. The Advisor Shares' operating expense ratio after reflecting these arrangements were .83% and .63% for the years ended October 31, 1997 and 1996, respectively.

 'D' Non annualized.

 * Annualized.

TAX STATUS OF 1997 DIVIDENDS (Unaudited)

   Taxable dividends paid by the Fund on a per share basis were as follows:

     Ordinary income                       $.05
     Long-term capital gain                 .07

   Because the Fund's fiscal year is not the calendar year, amounts to be used by calendar year taxpayers on their Federal return will be reflected on Form 1099-DIV and will be mailed in January 1998.

WARBURG PINCUS FIXED INCOME FUNDS
REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

To the Board of Directors, Trustees and Shareholders of
WARBURG PINCUS FIXED INCOME FUNDS

We have audited the accompanying statements of net assets of Warburg Pincus Fixed Income Fund, Warburg Pincus Global Fixed Income Fund, Warburg Pincus Intermediate Maturity Government Fund and the Warburg Pincus New York Intermediate Municipal Fund (all funds collectively referred to as the 'Warburg Pincus Fixed Income Funds'), as of October 31, 1997, and the related statements of operations for the year (or period) then ended, the related statements of changes in assets for each of the two years (or periods) in the period then ended, and the financial highlights for each of the years (or periods)
presented. These financial statements and financial highlights are the responsibilty of the Warburg Pincus Fixed Income Funds' management. Our responsibilty is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts, and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1997 by correspondence with the custodians and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Warburg Pincus Fixed Income Funds as of October 31, 1997, the results of their operations for the year (or period) then ended, the changes in their net assets for each of the two years (or periods) in the period then ended, and their financial highlights for each of the years (or periods) presented, in conformity with generally accepted accounting principles.

COOPERS & LYBRAND L.L.P.
2400 Eleven Penn Center
Philadelphia, PA
December 19, 1997

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

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